As filed with the U.S. Securities and Exchange Commission on December 19, 2017

1933 Act File No. 333-184477

1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:

855-609-3680

Stone Ridge Trust

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of Communication To:

Elizabeth J. Reza

Gregory C. Davis

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on March 1, 2018 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

[    ], 2018

STONE RIDGE ASSET MANAGEMENT LLC

FUNDS FOR LONG-TERM INVESTORS SEEKING TO INVEST IN:

DOMESTIC LARGE CAP SECURITIES

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Share Class	Ticker Symbol
Class I	VRLIX
Class M	VRLMX

DOMESTIC SMALL CAP SECURITIES

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Share Class	Ticker Symbol
Class I	VRSIX
Class M	VRSMX

DOMESTIC SECURITIES

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Share Class	Ticker Symbol
Class I	VRPIX
Class M	VRPMX

DEVELOPED MARKETS SECURITIES

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Share Class	Ticker Symbol
Class I	VRFIX
Class M	VRFMX

INTERNATIONAL & DOMESTIC SECURITIES

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Share Class	Ticker Symbol
Class I	VRGIX
Class M	VRGMX

This prospectus describes Class I shares and Class M shares of the above-listed funds (each a “Fund” and, together, the “Funds”). The Funds are generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by Stone Ridge Asset Management LLC, the Funds’ investment adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). The Funds do not charge sales commissions or loads.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

STONE RIDGE TRUST

USEFUL SHAREHOLDER INFORMATION	Back Cover

FUND SUMMARIES

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

Investment Objective

The Stone Ridge U.S. Large Cap Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses	Class I	Class M
(expenses you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class I Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class M Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns — the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” — the expected level of volatility priced into an option — to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments.

The Fund typically pursues its investment objective by writing (selling) put options related to U.S. large cap securities. The Fund may also pursue its investment objective by writing (selling) call options related to U.S. large cap securities. The Adviser considers U.S. large cap securities to include the securities of U.S. large cap companies as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. large cap companies. For purposes of the Fund’s investment strategy, the Adviser currently considers large cap companies to include those companies that, at the time of purchase, have market capitalizations larger than the 1,000th largest U.S. publicly traded company. The smallest company that is within the Adviser’s definition of large cap companies had a market capitalization of $[ ] billion as of [ ], 2018. The market capitalization of the smallest large cap company will fluctuate over time. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. large cap securities.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price; a call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price. Generally, the Fund intends to sell put (or call) options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or below (in the case of a put option) or at or above (in the case of a call option) the current price of the underlying equity security, ETF or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.

When the Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the derivative depending on changes in value of the derivative. In some cases, the Fund posts margin directly to a broker or futures commission merchant (“FCM”) and in some cases the Fund posts margin to its custodian under an escrow or tri-party collateral arrangement. In the case of a broker who is not an FCM, any posting of margin directly to that broker must be specifically approved by the Board. When the Fund posts margin directly to a broker or FCM, the Fund is subject to the credit risk and fraud risk of that broker or FCM with respect to that posted margin. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs.

The Fund will invest in government obligations (including U.S. Treasury securities with remaining maturities of one year or less), as well as equities and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Fund may use any liquid assets as cover or margin. The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). At times the Fund may hold significant positions in equities, ETFs, government obligations or cash and cash equivalents. The Fund may at times write options on equities, ETFs and indices with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Fund to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to generate additional income.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing” below.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. For example, the Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Put Option Risk. Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot cover their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Call Option Risk. When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if the Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot cover their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Fund’s potential losses on writing index call options are extensive.

When the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Margin Risk. In connection with entering into certain types of derivatives transactions (e.g., options and futures), the Fund may post margin directly to a broker or FCM, which will typically re-hypothecate that margin to a clearinghouse or another broker or FCM. Prior to re-hypothecation, margin so posted may be held in commingled accounts with margin from other clients of that broker or FCM. The margin maintained by these brokers and FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. If margin posted to a broker or FCM is re-hypothecated, neither the Fund nor the broker or FCM, as applicable, will have possession of the margin. Margin posted by the Fund to a broker or FCM is exposed to the credit risk and fraud risk of that broker or FCM. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs. In the event of the insolvency or liquidation of a broker or FCM to whom the Fund has posted collateral, the Fund is likely to experience substantial delays in recovering its margin, or it may not be able to recover it at all. Any inability or unwillingness of a broker or FCM to meet its obligation to return margin to the Fund, including by reason of insolvency or liquidation, or any improper activity involving such broker or FCM would likely result in a substantial loss to the Fund. In some non-U.S. markets, brokerage arrangements may provide significantly less protection than in the U.S., potentially exposing the Fund to credit and other risks that it does not have in the U.S.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurance that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with redemptions) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Leverage Risk. The Fund may obtain financing to make investments (i.e., to purchase additional portfolio investments) and may obtain leverage through derivative instruments that afford the Fund economic leverage. The Fund may also borrow to meet redemption requests and to address cash flow timing mismatches. Therefore, the Fund is subject to leverage risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

The Fund’s borrowings, which typically would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing will also cost the Fund interest expense and other fees and the cost of borrowing or fluctuations in interest rates, if applicable, may reduce the Fund’s return. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Market conditions may unfavorably impact the Fund’s ability to secure borrowings on terms as favorable as more established borrowers in the market, or to borrow on commercially feasible terms.

Equity Investing Risk. Because the Fund enters into derivatives contracts relating to equity securities, the Fund is exposed to fluctuations in the value of the underlying equity securities. The Fund may also own equity securities directly. Equity investing risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. If the value of equity securities underlying derivatives contracts entered into by the Fund, or that the Fund owns directly, decreases, the performance of the Fund will be negatively impacted, and your investment in the Fund may lose money even if the variance risk premium is positive.

Larger Company Risk. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods.

ETF Risk. The Fund may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through its derivative contracts. Direct or indirect investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. Index-based ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. The Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Focused Investment Risk. To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.

Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month-end may be obtained by calling (855) 609-3860.

[To be inserted by amendment.]

Best Quarter	Worst Quarter
Q[ ] 20[ ] [ ]%	Q[ ] 20[ ] [ ]%

Average Annual Total Returns for the periods ended December 31, 2017
	One Year	Since Inception (5/1/2013)
Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class M Shares
Return Before Taxes	[ ]%	[ ]%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Gabriel Comeau, Daniel Fleder, Robert Gutmann, Jason Lu and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Fund. Each of Messrs. Gutmann and Stevens has been a Portfolio Manager since the Fund’s inception in May 2013. Mr. Lu has been a Portfolio Manager since June 2014. Mr. Fleder has been a Portfolio Manager since January 2016. Mr. Comeau has been a member of the Fund’s investment team since September 2014 and has been a Portfolio Manager since January 2017.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Fund shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section in this prospectus.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund

Investment Objective

The Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses	Class I	Class M
(expenses you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%
(Fee Waiver and/or Expense Reimbursement)/Recoupment(1)	[ ]%	[ ]%

Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)/Recoupment	[ ]%	[ ]%

(1)

Through February 28, 2020, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Fees and Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares of the average daily net assets attributable to such Class of shares of the Fund. The Adviser shall be entitled to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares (excluding Excluded Fees and Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be entitled to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class M Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns — the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” — the expected level of volatility priced into an option — to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments.

The Fund typically pursues its investment objective by writing (selling) put options related to U.S. small cap securities. The Fund may also pursue its investment objective by writing (selling) call options related to U.S. small cap securities. The Adviser considers U.S. small cap securities to include the securities of U.S. small cap companies as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. small cap companies. For purposes of the Fund’s investment strategy, the Adviser currently considers small cap companies to include those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company. The largest company that is within the Adviser’s definition of small cap companies had a market capitalization of $[ ] billion as of [ ], 2018. The market capitalization of the largest small cap company will fluctuate over time. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. small cap securities.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price; a call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price. Generally, the Fund intends to sell put (or call) options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or below (in the case of a put option) or at or above (in the case of a call option) the current price of the underlying equity security, ETF or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.

When the Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the derivative depending on changes in value of the derivative. In some cases, the Fund posts margin directly to a broker or futures commission merchant (“FCM”) and in some cases the Fund posts margin to its custodian under an escrow or tri-party collateral arrangement. In the case of a broker who is not an FCM, any posting of margin directly to that broker must be specifically approved by the Board. When the Fund posts margin directly to a broker or FCM, the Fund is subject to the credit risk and fraud risk of that broker or FCM with respect to that posted margin. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs.

The Fund will invest in government obligations (including U.S. Treasury securities with remaining maturities of one year or less), as well as equities and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Fund may use any liquid assets as cover or margin. The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). At times the Fund may hold significant positions in equities, ETFs, government obligations or cash and cash equivalents. The Fund may at times write options on equities, ETFs and indices with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Fund to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to generate additional income.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing” below.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. For example, the Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Put Option Risk. Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot cover their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Call Option Risk. When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if the Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot cover their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Fund’s potential losses on writing index call options are extensive.

When the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Margin Risk. In connection with entering into certain types of derivatives transactions (e.g., options and futures), the Fund may post margin directly to a broker or FCM, which will typically re-hypothecate that margin to a clearinghouse or another broker or FCM. Prior to re-hypothecation, margin so posted may be held in commingled accounts with margin from other clients of that broker or FCM. The margin maintained by these brokers and FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. If margin posted to a broker or FCM is re-hypothecated, neither the Fund nor the broker or FCM, as applicable, will have possession of the margin. Margin posted by the Fund to a broker or FCM is exposed to the credit risk and fraud risk of that broker or FCM. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs. In the event of the insolvency or liquidation of a broker or FCM to whom the Fund has posted collateral, the Fund is likely to experience substantial delays in recovering its margin, or it may not be able to recover it at all. Any inability or unwillingness of a broker or FCM to meet its obligation to return margin to the Fund, including by reason of insolvency or liquidation, or any improper activity involving such broker or FCM would likely result in a substantial loss to the Fund. In some non-U.S. markets, brokerage arrangements may provide significantly less protection than in the U.S., potentially exposing the Fund to credit and other risks that it does not have in the U.S.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurance that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with redemptions) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Leverage Risk. The Fund may obtain financing to make investments (i.e., to purchase additional portfolio investments) and may obtain leverage through derivative instruments that afford the Fund economic leverage. The Fund may also borrow to meet redemption requests and to address cash flow timing mismatches. Therefore, the Fund is subject to leverage risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

The Fund’s borrowings, which typically would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing will also cost the Fund interest expense and other fees and the cost of borrowing or fluctuations in interest rates, if applicable, may reduce the Fund’s return. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Market conditions may unfavorably impact the Fund’s ability to secure borrowings on terms as favorable as more established borrowers in the market, or to borrow on commercially feasible terms.

Equity Investing Risk. Because the Fund enters into derivatives contracts relating to equity securities, the Fund is exposed to fluctuations in the value of the underlying equity securities. The Fund may also own equity securities directly. Equity investing risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. If the value of equity securities underlying derivatives contracts entered into by the Fund, or that the Fund owns directly, decreases, the performance of the Fund will be negatively impacted, and your investment in the Fund may lose money even if the variance risk premium is positive.

Smaller Company Risk. The Fund may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.

ETF Risk. The Fund may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through its derivative contracts. Direct or indirect investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. Index-based ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. The Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Focused Investment Risk. To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.

Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month-end may be obtained by calling (855) 609-3860.

[To be included by amendment.]

Best Quarter	Worst Quarter
Q[ ] 20[ ] [ ]%	Q[ ] 20[ ] [ ]%

Average Annual Total Returns for the periods ended December 31, 2017
	One Year	Since Inception (5/1/2013)
Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class M Shares
Return Before Taxes	[ ]%	[ ]%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Gabriel Comeau, Daniel Fleder, Robert Gutmann, Jason Lu and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Fund. Each of Messrs. Gutmann and Stevens has been a Portfolio Manager since the Fund’s inception in May 2013. Mr. Lu has been a Portfolio Manager since June 2014. Mr. Fleder has been a Portfolio Manager since January 2016. Mr. Comeau has been a member of the Fund’s investment team since September 2014 and has been a Portfolio Manager since January 2017.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Fund shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section in this prospectus.

Stone Ridge U.S. Variance Risk Premium Master Fund

Investment Objective

The Stone Ridge U.S. Variance Risk Premium Master Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses	Class I	Class M
(expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses	[ ]%	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

(1)	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which the Fund invests.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class I Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class M Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was [    ]%.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap Variance Risk Premium Fund”) and Class I Shares of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”), which are also managed by the Adviser. The Underlying Funds were chosen based on the determination of the Adviser that they could provide capital appreciation.

In managing the Underlying Funds, the Adviser focuses primarily on one source of expected returns — the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” — the expected level of volatility priced into an option — to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as an Underlying Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, an Underlying Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Underlying Fund under the derivatives contract. By providing this risk transfer service, an Underlying Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Underlying Funds’ investments at any time or on average and over time.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets or the individual issuers themselves. Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of an Underlying Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Underlying Fund’s investments.

The Underlying Funds typically pursue their investment objectives by writing (selling) put options related to U.S. large cap securities or U.S. small cap securities. The Underlying Funds may also pursue their investment objective by writing (selling) call options related to U.S. large cap or U.S. small cap securities. The Adviser considers U.S. large cap securities and U.S. small cap securities to include the securities of U.S. large cap companies or U.S. small cap companies, as the case may be, as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. companies or U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the Underlying Funds whose principal investment strategy is to write call and put options related to U.S. large cap securities or U.S. small cap securities. Currently, the Adviser allocates approximately two-thirds (2/3) of the Fund’s assets to the U.S. Large Cap Variance Risk Premium Fund and approximately one-third (1/3) of the Fund’s assets to the U.S. Small Cap Variance Risk Premium Fund. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price; a call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price. Generally, each Underlying Fund intends to sell put (or call) options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or below (in the case of a put option) or at or above (in the case of a call option) the current price of the underlying equity security, ETF or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, an Underlying Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.

When an Underlying Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the derivative depending on changes in value of the derivative. In some cases, an Underlying Fund posts margin directly to a broker or futures commission merchant (“FCM”) and in some cases an Underlying Fund posts margin to its custodian under an escrow or tri-party collateral arrangement. In the case of a broker who is not an FCM, any posting of margin directly to that broker must be specifically approved by the Board. When the Underlying Fund posts margin directly to a broker or FCM, the Underlying Fund is subject to the credit risk and fraud risk of that broker or FCM with respect to that posted margin. There is generally no limit on the amount of margin that an Underlying Fund may post directly to a single broker or FCM or to all brokers and FCMs, and each Underlying Fund typically posts a significant portion of its assets in this manner. As a result, at any time an Underlying Fund may have substantial credit exposure to one or more brokers and/or FCMs.

An Underlying Fund will invest in government obligations (including U.S. Treasury securities with remaining maturities of one year or less), as well as equities and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options). At times the Underlying Fund may hold significant positions in equities, ETFs, government obligations or cash and cash equivalents. The Underlying Fund may at times write options on equities, ETFs and indices with aggregate notional value greater than the value of the Underlying Fund’s assets. In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged. It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The Underlying Funds also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Underlying Funds to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Underlying Funds will be limited in their ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to generate additional income.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and

(ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the principal risk factors that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing” below.

Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this prospectus. The risks for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing the Fund, the Adviser will have authority to change the asset allocation amounts between the Underlying Funds. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap issuers. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund could be forced to sell their shares of that Underlying Fund at a disadvantageous time. The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by one Underlying Fund are higher than the fees paid by the other Underlying Fund. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Underlying Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by an Underlying Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Underlying Funds’ strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, an Underlying Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, an Underlying Fund will still have contractual remedies but may not be able to enforce them. The Underlying Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on an Underlying Fund and the Fund.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Underlying Funds’ use of derivatives may not be effective or have the desired results. For example, an Underlying Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce an Underlying Fund’s risk exposures, potentially resulting in losses for the Underlying Fund and the Fund.

Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Underlying Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.

An Underlying Fund’s options positions will be marked to market on each day that the Underlying Fund strikes its NAV. Each Underlying Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Put Option Risk. Put options on single equity securities or ETFs written by an Underlying Fund may be physically settled, requiring the underlying equity security to be received by the Underlying Fund upon exercise of the option or, alternatively, may have cash settlement provisions. An Underlying Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by an Underlying Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Underlying Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option.

Because their exercise is settled in cash, sellers of index put options such as the Underlying Funds cannot cover their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Underlying Funds will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Call Option Risk. When a single equity security or ETF call option is exercised, the Underlying Funds will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Underlying Funds continue to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, an Underlying Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if an Underlying Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by an Underlying Fund may require the Underlying Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Underlying Funds cannot cover their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, an Underlying Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Underlying Funds’ potential losses on writing index call options are extensive.

When an Underlying Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Underlying Fund.

Margin Risk. In connection with entering into certain types of derivatives transactions (e.g., options and futures), the Underlying Fund may post margin directly to a broker or FCM, which will typically re-hypothecate that margin to a clearinghouse or another broker or FCM. Prior to re-hypothecation, margin so posted may be held in commingled accounts with margin from other clients of that broker or FCM. The margin maintained by these brokers and FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. If margin posted to a broker or FCM is re-hypothecated, neither the Underlying Fund nor the broker or FCM, as applicable, will have possession of the margin. Margin posted by an Underlying Fund to a broker or FCM is exposed to the credit risk and fraud risk of that broker or FCM. There is generally no limit on the amount of margin that an Underlying Fund may post directly to a single broker or FCM or to all brokers and FCMs, and each Underlying Fund typically posts a significant portion of its assets in this manner. As a result, at any time an Underlying Fund may have substantial credit exposure to one or more brokers and/or FCMs. In the event of the insolvency or liquidation of a broker or FCM to whom an Underlying Fund has posted collateral, the Underlying Fund is likely to experience substantial delays in recovering its margin, or it may not be able to recover it at all. Any inability or unwillingness of a broker or FCM to meet its obligation to return margin to an Underlying Fund, including by reason of insolvency or liquidation, or any improper activity involving such broker or FCM would likely result in a substantial loss to the Underlying Fund. In some non-U.S. markets, brokerage arrangements may provide significantly less protection than in the U.S., potentially exposing an Underlying Fund to credit and other risks that it does not have in the U.S.

Management and Operational Risk. Each Underlying Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. Each Underlying Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause it to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect each Underlying Fund’s and the Fund’s performance.

The Fund and each Underlying Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by an Underlying Fund may be difficult or impossible to sell at the time that the Underlying Fund would like or at the price that the Underlying Fund believes the security is currently worth. There can be no assurance that a liquid market for the Underlying Funds’ investments will be maintained, in which case an Underlying Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Underlying Fund and the Fund. An Underlying Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Underlying Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which an Underlying Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which an Underlying Fund’s operations require cash (such as in connection with redemptions) and could result in an Underlying Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Leverage Risk. Each Underlying Fund may obtain financing to make investments (i.e., to purchase additional portfolio investments) and may obtain leverage through derivative instruments that afford the Underlying Fund economic leverage. An Underlying Fund may also borrow to meet redemption requests and to address cash flow timing mismatches. Therefore, the Underlying Funds and the Fund are subject to leverage risk. Leverage magnifies the Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have and may be considered a speculative technique. The value of an investment in an Underlying Fund and, therefore, the Fund, will be more volatile and other risks tend to be compounded if and to the extent that the Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

An Underlying Fund’s borrowings, which typically would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing will also cost an Underlying Fund interest expense and other fees and the cost of borrowing or fluctuations in interest rates, if applicable, may reduce the Underlying Fund’s return. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Market conditions may unfavorably impact an Underlying Fund’s ability to secure borrowings on terms as favorable as more established borrowers in the market, or to borrow on commercially feasible terms.

Equity Investing Risk. Because the Underlying Funds enter into derivatives contracts relating to equity securities, the Underlying Funds are exposed to fluctuations in the value of the underlying equity securities. The Underlying Funds may also own equity securities directly. Equity investing risk is the risk that the value of equity instruments to which the Underlying Funds are exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. If the value of equity securities underlying derivatives contracts entered into by the Underlying Funds, or that the Underlying Funds own directly, decreases, the performance of the Underlying Funds will be negatively impacted, and your investment in the Fund may lose money even if the variance risk premium is positive.

Larger Company Risk. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods. The U.S. Large Cap Variance Risk Premium Fund may allocate any proportion of its assets to stocks of large capitalization companies. As a consequence, that Fund may have substantial exposure to stocks of large capitalization companies.

Smaller Company Risk. The Underlying Funds may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies. The U.S. Small Cap Variance Risk Premium Fund may allocate any proportion of its assets to smaller companies. As a consequence, that Fund may have substantial exposure to smaller companies.

ETF Risk. The Underlying Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments. Index-based ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, the Underlying Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the performance of the Underlying Fund and the Fund.

Government Securities Risk. The Underlying Funds may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie

Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Underlying Fund and the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. An Underlying Fund bears the risk of investments made with the cash collateral received by the Underlying Fund in securities lending transactions.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Focused Investment Risk. To the extent that an Underlying Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Underlying Fund and the Fund will be subject to greater overall risk than if the Underlying Fund’s exposures were less focused.

Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.

Tax Risk. The Fund and each Underlying Fund in which it invests intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund or an Underlying Fund to qualify for such treatment, the Fund or Underlying Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. The Fund’s and each Underlying Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Underlying Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect an Underlying Fund’s, and thus the Fund’s, ability to qualify for such treatment.

If, in any year, the Fund or an Underlying Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Underlying Fund, as the case may be, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by an Underlying Fund would bear adversely on the Fund’s qualification as a RIC.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month-end may be obtained by calling (855) 609-3860.

[To be included by amendment.]

Best Quarter	Worst Quarter
Q[ ] 20[ ] [ ]%	Q[ ] 20[ ] [ ]%

Average Annual Total Returns for the periods ended December 31, 2017
	One Year	Since Inception (5/22/2013)
Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class M Shares
Return Before Taxes	[ ]%	[ ]%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Gabriel Comeau, Daniel Fleder, Robert Gutmann, Jason Lu and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Fund. Each of Messrs. Gutmann and Stevens has been a Portfolio Manager since the Fund’s inception in May 2013. Mr. Lu has been a Portfolio Manager since June 2014. Mr. Fleder has been a Portfolio Manager since January 2016. Mr. Comeau has been a member of the Fund’s investment team since September 2014 and has been a Portfolio Manager since January 2017.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Fund shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section in this prospectus.

Stone Ridge International Developed Markets Variance Risk Premium Fund

Investment Objective

The Stone Ridge International Developed Markets Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses	Class I	Class M
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses (Includes Broker and Investment Interest Expenses)
Broker and Investment Interest Expenses	[ ]%	[ ]%
All Other Expenses	[ ]%	[ ]%
Total Other Expenses	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
(Fee Waiver and/or Expense Reimbursement)/Recoupment(2)	[ ]%	[ ]%

Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)/Recoupment	[ ]%	[ ]%

(1)	“Management Fees” include the management fees, if any, paid by the Fund’s Subsidiary.
(2)

Through February 28, 2020, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses (but not excluding the fees and expenses of any wholly-owned subsidiary of the Fund except to the extent of such wholly-owned subsidiary’s Excluded Fees and Expenses (as defined below)), taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Fees and Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares of the average daily net assets attributable to such Class of shares of the Fund. The Adviser shall be entitled to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares (excluding Excluded Fees and Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be entitled to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class I Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class M Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns — the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” — the expected level of volatility priced into an option — to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments.

The Fund typically pursues its investment objective by writing (selling) put options related to developed markets securities. The Fund may also pursue its investment objective by writing (selling) call options related to developed markets securities. The Adviser considers developed markets securities to include the securities of developed markets issuers as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to the securities of developed markets issuers. For purposes of the Fund’s investment strategy, the Adviser currently considers developed markets to include any country represented in the MSCI World Index, except the U.S. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on developed markets securities.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price; a call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price. Generally, the Fund intends to sell put (or call) options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or below (in the case of a put option) or at or above (in the case of a call option) the current price of the underlying equity security, ADR, ETF or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF or index, depending on the terms of the option.

When the Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the derivative depending on changes in value of the derivative. In some cases, the Fund posts margin directly to a broker or futures commission merchant (“FCM”) and in some cases the Fund posts margin to its custodian under an escrow or tri-party collateral arrangement. In the case of a broker who is not an FCM, any posting of margin directly to that broker must be specifically approved by the Board. When the Fund posts margin directly to a broker or FCM, the Fund is subject to the credit risk and fraud risk of that broker or FCM with respect to that posted margin. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs.

The Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. The Fund’s securities may be denominated in foreign currencies. The Fund may, but is not obligated to, hedge the Fund’s foreign currency exposure relative to the dollar. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Fund may use any liquid assets as cover or margin. The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). At times the Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents. The Fund may at times write options on equities, ADRs, ETFs and indices with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund’s assets may be invested in a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. The Subsidiary, like the Fund, is expected to write call and put options related to developed markets securities.

The Fund also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Fund to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to generate additional income.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing” below.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. For example, the Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Put Option Risk. Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot cover their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Call Option Risk. When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if the Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot cover their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Fund’s potential losses on writing index call options are extensive.

When the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Margin Risk. In connection with entering into certain types of derivatives transactions (e.g., options and futures), the Fund (directly or through its Subsidiary) may post margin directly to a broker or FCM, which will typically re-hypothecate that margin to a clearinghouse or another broker or FCM. Prior to re-hypothecation, margin so posted may be held in commingled accounts with margin from other clients of that broker or FCM. The margin maintained by these brokers and FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. If margin posted to a broker or FCM is re-hypothecated, neither the Fund nor the broker or FCM, as applicable, will have possession of the margin. Margin posted by the Fund to a broker or FCM is exposed to the credit risk and fraud risk of that broker or FCM. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs. In the event of the insolvency or liquidation of a broker or FCM to whom the Fund has posted collateral, the Fund is likely to experience substantial delays in recovering its margin, or it may not be able to recover it at all. Any inability or unwillingness of a broker or FCM to meet its obligation to return margin to the Fund, including by reason of insolvency or liquidation, or any improper activity involving such broker or FCM would likely result in a substantial loss to the Fund. In some non-U.S. markets, brokerage arrangements may provide significantly less protection than in the U.S., potentially exposing the Fund to credit and other risks that it does not have in the U.S.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurance that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with redemptions) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Leverage Risk. The Fund may obtain financing to make investments (i.e., to purchase additional portfolio investments) and may obtain leverage through derivative instruments that afford the Fund economic leverage. The Fund may also borrow to meet redemption requests and to address cash flow timing mismatches. Therefore, the Fund is subject to leverage risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

The Fund’s borrowings, which typically would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing will also cost the Fund interest expense and other fees and the cost of borrowing or fluctuations in interest rates, if applicable, may reduce the Fund’s return. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Market conditions may unfavorably impact the Fund’s ability to secure borrowings on terms as favorable as more established borrowers in the market, or to borrow on commercially feasible terms.

Equity Investing Risk. Because the Fund enters into derivatives contracts relating to equity securities, the Fund is exposed to fluctuations in the value of the underlying equity securities. The Fund may also own equity securities directly. Equity investing risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. If the value of equity securities underlying derivatives contracts entered into by the Fund, or that the Fund owns directly, decreases, the performance of the Fund will be negatively impacted, and your investment in the Fund may lose money even if the variance risk premium is positive.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. The Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). The Fund may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit the Fund’s ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Fund’s assets held in foreign countries.

If the Fund invests in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or OTC in the U.S.), the Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

ETF Risk. The Fund may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through its derivative contracts. Direct or indirect investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. Index-based ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Currency Risk. The Fund’s shares are priced in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars. However, a portion of the Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Fund from a portion of its investments may be paid in foreign currencies. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk.

In purchasing or selling local currency to fund trades denominated in that currency, the Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies and the Fund’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the

Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of foreign countries makes the Fund vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in foreign countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Subsidiary Risk. By investing through its Subsidiary, the Fund is exposed to the risks associated with its Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act and is not subject to all of the investor protections of the 1940 Act, although the Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. The Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Focused Investment Risk. To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.

Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month-end may be obtained by calling (855) 609-3860.

[To be included by amendment.]

Best Quarter	Worst Quarter
Q[ ] 20[ ] [ ]%	Q[ ] 20[ ] [ ]%

Average Annual Total Returns for the periods ended December 31, 2017
	One Year	Since Inception (2/11/2014)
Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class M Shares
Return Before Taxes	[ ]%	[ ]%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Gabriel Comeau, Daniel Fleder, Robert Gutmann, Jason Lu and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Fund. Each of Messrs. Gutmann and Stevens has been a Portfolio Manager since the Fund’s inception in May 2013. Mr. Lu has been a Portfolio Manager since June 2014. Mr. Fleder has been a Portfolio Manager since January 2016. Mr. Comeau has been a member of the Fund’s investment team since September 2014 and has been a Portfolio Manager since January 2017.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Fund shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section in this prospectus.

Stone Ridge Global Equity Variance Risk Premium Master Fund

Investment Objective

The Stone Ridge Global Equity Variance Risk Premium Master Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses	Class I	Class M
(expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses	[ ]%	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%
(Fee Waiver and/or Expense Reimbursement)/Recoupment(2)	[ ]%	[ ]%

Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)/Recoupment	[ ]%	[ ]%

(1)	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which the Fund invests.
(2)

Through February 28, 2020, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Fees and Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.25% for Class I shares and 0.40% for Class M shares of the average daily net assets attributable to such Class of shares of the Fund. The Adviser shall be entitled to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares (excluding Excluded Fees and Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be entitled to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class I Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class M Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was [    ]%.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap Variance Risk Premium Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”) and the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets Variance Risk Premium Fund”), which are also managed by the Adviser. The Underlying Funds were chosen based on the determination of the Adviser that they could provide capital appreciation.

In managing the Underlying Funds, the Adviser focuses primarily on one source of expected returns — the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” — the expected level of volatility priced into an option — to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as an Underlying Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, an Underlying Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Underlying Fund under the derivatives contract. By providing this risk transfer service, an Underlying Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Underlying Funds’ investments at any time or on average and over time.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets or the individual issuers themselves. Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of an Underlying Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Underlying Fund’s investments.

The Underlying Funds typically pursue their investment objectives by writing (selling) put options related to U.S. large cap, U.S. small cap and developed markets equity securities. The Underlying Funds may also pursue their investment objective by writing (selling) call options related to U.S. large cap, U.S. small cap and developed markets equity securities. The Adviser considers U.S. large cap, U.S. small cap and developed markets equity securities to include the equity securities of U.S. large cap companies, U.S. small cap companies or developed markets issuers, as the case may be, as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to these securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds whose principal investment strategy is to write call and put options related to equity securities. In addition, the Fund currently intends to invest at least 40% of its net assets in Underlying Funds whose principal investment strategy is to write call and put options related to foreign securities from at least eight countries, not including the

U.S. Unless international market conditions are not deemed favorable by the Adviser, the Adviser intends at all times to have approximately 50% exposure to non-U.S. markets. Currently, the Adviser allocates approximately one-third (1/3) of the Fund’s assets to U.S. large cap securities, one-sixth (1/6) to U.S. small cap securities and one-half (1/2) to developed markets securities. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price; a call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price. Generally, each Underlying Fund intends to sell put (or call) options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or below (in the case of a put option) or at or above (in the case of a call option) the current price of the underlying equity security, ADR, ETF or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, an Underlying Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF or index, depending on the terms of the option.

When an Underlying Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the derivative depending on changes in value of the derivative. In some cases, an Underlying Fund posts margin directly to a broker or futures commission merchant (“FCM”) and in some cases an Underlying Fund posts margin to its custodian under an escrow or tri-party collateral arrangement. In the case of a broker who is not an FCM, any posting of margin directly to that broker must be specifically approved by the Board. When the Underlying Fund posts margin directly to a broker or FCM, the Underlying Fund is subject to the credit risk and fraud risk of that broker or FCM with respect to that posted margin. There is generally no limit on the amount of margin that an Underlying Fund may post directly to a single broker or FCM or to all brokers and FCMs, and each Underlying Fund typically posts a significant portion of its assets in this manner. As a result, at any time an Underlying Fund may have substantial credit exposure to one or more brokers and/or FCMs.

An Underlying Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund’s securities may be denominated in foreign currencies. An Underlying Fund may, but is not obligated to, hedge its foreign currency exposure relative to the dollar. Typically, the Underlying Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Underlying Fund may use any liquid assets as cover or margin. An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options). At times the Underlying Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents. The Underlying Fund may at times write options on equities, ADRs, ETFs and indices with aggregate notional value greater than the value of the Underlying Fund’s assets. In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged. It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The assets of the Developed Markets Variance Risk Premium Fund may be invested in a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. The Subsidiary is expected to write call and put options related to developed markets securities.

The Underlying Funds also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Underlying Funds to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Underlying Funds will be limited in their ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to generate additional income.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the principal risk factors that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing” below.

Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this prospectus. The risks for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing the Fund, the Adviser will have authority to change the asset allocation amounts among the Underlying Funds. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap issuers. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund could be forced to sell their shares of that Underlying Fund at a disadvantageous time. The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Underlying Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by an Underlying Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Underlying Funds’ strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, an Underlying Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, an Underlying Fund will still have contractual remedies but may not be able to enforce them. The Underlying Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on an Underlying Fund and the Fund.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Underlying Funds’ use of derivatives may not be effective or have the desired results. For example, an Underlying Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce an Underlying Fund’s risk exposures, potentially resulting in losses for the Underlying Fund and the Fund.

Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration. The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Underlying Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.

An Underlying Fund’s options positions will be marked to market on each day that the Underlying Fund strikes its NAV. Each Underlying Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Put Option Risk. Put options on single equity securities or ETFs written by an Underlying Fund may be physically settled, requiring the underlying equity security to be received by the Underlying Fund upon exercise of the option or, alternatively, may have cash settlement provisions. An Underlying Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by an Underlying Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Underlying Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Underlying Funds cannot cover their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Underlying Funds will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Call Option Risk. When a single equity security or ETF call option is exercised, the Underlying Funds will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Underlying Funds continue to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, an Underlying Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if an Underlying Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by an Underlying Fund may require the Underlying Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Underlying Funds cannot cover their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, an Underlying Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Underlying Funds’ potential losses on writing index call options are extensive.

When an Underlying Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Underlying Fund.

Margin Risk. In connection with entering into certain types of derivatives transactions (e.g., options and futures), the Underlying Fund (directly or through its Subsidiary) may post margin directly to a broker or FCM, which will typically re-hypothecate that margin to a clearinghouse or another broker or FCM. Prior to re-hypothecation, margin so posted may be held in commingled accounts with margin from other clients of that broker or FCM. The margin maintained by these brokers and FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. If margin posted to a broker or FCM is re-hypothecated, neither the Underlying Fund nor the broker or FCM, as applicable, will have possession of the margin. Margin posted by an Underlying Fund to a broker or FCM is exposed to the credit risk and fraud risk of that broker or FCM. There is generally no limit on the amount of margin that an Underlying Fund may post directly to a single broker or FCM or to all brokers and FCMs, and each Underlying Fund typically posts a significant portion of its assets in this manner. As a result, at any time an Underlying Fund may have substantial credit exposure to one or more brokers and/or FCMs. In the event of the insolvency or liquidation of a broker or FCM to whom an Underlying Fund has posted collateral, the Underlying Fund is likely to experience substantial delays in recovering its margin, or it may not be able to recover it at all. Any inability or unwillingness of a broker or FCM to meet its obligation to return margin to an Underlying Fund, including by reason of insolvency or liquidation, or any improper activity involving such broker or FCM would likely result in a substantial loss to the Underlying Fund. In some non-U.S. markets, brokerage arrangements may provide significantly less protection than in the U.S., potentially exposing an Underlying Fund to credit and other risks that it does not have in the U.S.

Management and Operational Risk. Each Underlying Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. Each Underlying Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause it to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect each Underlying Fund’s and the Fund’s performance.

The Fund and each Underlying Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by an Underlying Fund may be difficult or impossible to sell at the time that the Underlying Fund would like or at the price that the Underlying Fund believes the security is currently worth. There can be no assurance that a liquid market for the Underlying Funds’ investments will be maintained, in which case an Underlying Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Underlying Fund and the Fund. An Underlying Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Underlying Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which an Underlying Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which an Underlying Fund’s operations require cash (such as in connection with redemptions) and could result in an Underlying Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Leverage Risk. Each Underlying Fund may obtain financing to make investments (i.e., to purchase additional portfolio investments) and may obtain leverage through derivative instruments that afford the Underlying Fund economic leverage. An Underlying Fund may also borrow to meet redemption requests and to address cash flow timing mismatches. Therefore, the Underlying Funds and the Fund are subject to leverage risk. Leverage magnifies the Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have and may be considered a speculative technique. The value of an investment in an Underlying Fund and, therefore, the Fund, will be more volatile and other risks tend to be compounded if and to the extent that the Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

An Underlying Fund’s borrowings, which typically would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing will also cost an Underlying Fund interest expense and other fees and the cost of borrowing or fluctuations in interest rates, if applicable, may reduce the Underlying Fund’s return. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Market conditions may unfavorably impact an Underlying Fund’s ability to secure borrowings on terms as favorable as more established borrowers in the market, or to borrow on commercially feasible terms.

Equity Investing Risk. Because the Underlying Funds enter into derivatives contracts relating to equity securities, the Underlying Funds are exposed to fluctuations in the value of the underlying equity securities. The Underlying Funds may also own equity securities directly. Equity investing risk is the risk that the value of equity instruments to which the Underlying Funds are exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. If the value of equity securities underlying derivatives contracts entered into by the Underlying Funds, or that the Underlying Funds own directly, decreases, the performance of the Underlying Funds will be negatively impacted, and your investment in the Fund may lose money even if the variance risk premium is positive.

Larger Company Risk. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods. The U.S. Large Cap Variance Risk Premium Fund may allocate any proportion of its assets to stocks of large capitalization companies. As a consequence, that Fund may have substantial exposure to stocks of large capitalization companies.

Smaller Company Risk. The Underlying Funds may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies. The U.S. Small Cap Variance Risk Premium Fund may allocate any proportion of its assets to smaller companies. As a consequence, that Fund may have substantial exposure to smaller companies.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. The Developed Markets Variance Risk Premium Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of this Underlying Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). The Developed Markets Variance Risk Premium Fund may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit the Developed Markets Variance Risk Premium Fund’s ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Developed Markets Variance Risk Premium Fund’s assets held in foreign countries.

If the Developed Markets Variance Risk Premium Fund invests in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or OTC in the U.S.), the Underlying Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

ETF Risk. The Underlying Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments. Index-based ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, the Underlying Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the performance of the Underlying Fund and the Fund.

Currency Risk. The Developed Market Variance Risk Premium Fund’s shares are priced in U.S. dollars and the distributions paid by the Developed Markets Variance Risk Premium Fund are paid in U.S. dollars. However, a portion of the Developed Market Variance Risk Premium Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Developed Market Variance Risk Premium Fund from a portion of its investments may be paid in foreign currencies. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Developed Markets Variance Risk Premium Fund’s investments. Currency risk includes the risk that the foreign currencies in which the Developed Markets Variance Risk Premium Fund’s investments are traded, in which the Developed Markets Variance Risk Premium Fund receives income, or in which the Developed Markets Variance Risk Premium Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Developed Markets Variance Risk Premium Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Developed Markets Variance Risk Premium Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk.

In purchasing or selling local currency to fund trades denominated in that currency, the Developed Markets Variance Risk Premium Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Developed Markets Variance Risk Premium Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies and the Developed Markets Variance Risk Premium Fund’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.

Government Securities Risk. The Underlying Funds may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Underlying Fund and the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of foreign countries makes the Fund vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in foreign countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Developed Markets Variance Risk Premium Fund may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Subsidiary Risk. By investing through its Subsidiary, the Developed Markets Variance Risk Premium Fund is exposed to the risks associated with its Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act and is not subject to all of the investor protections of the 1940 Act, although the Subsidiary is managed pursuant to the compliance policies and procedures of the Developed Markets Variance Risk Premium Fund applicable to it. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Developed Markets Variance Risk Premium Fund and/or its Subsidiary to operate as described in this prospectus and could adversely affect the Developed Markets Variance Risk Premium Fund and/or the Fund.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. An Underlying Fund bears the risk of investments made with the cash collateral received by the Underlying Fund in securities lending transactions.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Focused Investment Risk. To the extent that an Underlying Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Underlying Fund and the Fund will be subject to greater overall risk than if the Underlying Fund’s exposures were less focused.

Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.

Tax Risk. The Fund and each Underlying Fund in which it invests intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund or an Underlying Fund to qualify for such treatment, the Fund or Underlying Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. The Fund’s and each Underlying Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Underlying Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect an Underlying Fund’s, and thus the Fund’s, ability to qualify for such treatment.

If, in any year, the Fund or an Underlying Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Underlying Fund, as the case may be, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by an Underlying Fund would bear adversely on the Fund’s qualification as a RIC.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month-end may be obtained by calling (855) 609-3860.

[To be included by amendment.]

Best Quarter	Worst Quarter
Q[ ] 20[ ] [ ]%	Q[ ] 20[ ] [ ]%

Average Annual Total Returns for the periods ended December 31, 2017
	One Year	Since Inception (11/14/2014)
Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class M Shares
Return Before Taxes	[ ]%	[ ]%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Gabriel Comeau, Daniel Fleder, Robert Gutmann, Jason Lu and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Fund. Each of Messrs. Gutmann and Stevens has been a Portfolio Manager since the Fund’s inception in May 2013. Mr. Lu has been a Portfolio Manager since June 2014. Mr. Fleder has been a Portfolio Manager since January 2016. Mr. Comeau has been a member of the Fund’s investment team since September 2014 and has been a Portfolio Manager since January 2017.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Fund shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section in this prospectus.

IMPORTANT INFORMATION REGARDING FUND SHARES

Purchase and Sale of Fund Shares

Investors may purchase a Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, the investor will be directed to the Funds’ Transfer Agent to complete the purchase or sale transaction. Each Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). All investments are subject to approval of the Adviser. The minimum initial account size (waived in certain circumstances) is $25 million for Class I shares and $10 million for Class M shares. The account minimums for any Fund may be met by aggregating purchases in any of the Funds. There is no minimum for subsequent investments. All share purchases are subject to approval of the Adviser.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bancorp Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, Wisconsin, 53202, or by calling (855) 609-3680. Investors who invest in a Fund through an intermediary should contact their intermediary regarding redemption procedures.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Intermediaries

The Funds are not generally sold through intermediaries other than certain registered investment advisers, and no sales loads are charged to investors or paid to intermediaries. The Funds’ principal underwriter receives compensation with respect to Class M shares. See “Distribution Arrangements” below.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

In addition to the investment practices described in the “Fund Summaries” above, each Fund is also permitted to engage in the following investment practices. When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in ETFs or derivatives and synthetic instruments. Each of the U.S. Variance Risk Premium Master Fund and Global Equity Variance Risk Premium Master Fund (collectively, the “Master Funds”) may be exposed to the different types of investments described below through its investments in the Underlying Funds. The Developed Markets Variance Risk Premium Fund may be exposed to the different types of investments described below through its investments in a wholly-owned and controlled subsidiary (the “Subsidiary”). The allocation of each Master Fund’s portfolio among the Underlying Funds, the allocation of a portion of the Developed Markets Variance Risk Premium Fund’s portfolio to its Subsidiary and the allocation of each of the Underlying Funds’ portfolios among securities will vary over time and might not always include all of the different types of investments described herein.

A statement of the investment objective and principal investment policies and risks of each Fund is set forth above in “Fund Summaries.” Set forth below is additional information about the Funds’ investment policies and risks.

More Information Regarding Investment Strategies

Derivatives. The Funds may also invest in or use derivatives, including the derivatives described below.

Options Generally. Options are a type of derivative instrument through which option sellers assume conditional obligations to option buyers relating to the underlying reference instrument, security or index.

Options positions are marked to market daily. The value of options is affected by changes in the underlying reference instruments and the remaining time to the options’ expiration, as well as trading conditions in the options market.

The Funds generally intend to sell call options that are out-of-the-money, meaning that option exercise prices generally will be higher than (1) the current value of the applicable index or ETF or (2) the market price of the applicable security at the time the options are written. The Funds generally intend to sell put options that are out-of-the-money (i.e., the exercise price generally will be below the current level of the applicable index or security when the option is written) or at-the-money (i.e., the exercise price generally will be the same as the current level of the applicable index or security when the option is written). The percentage of each Fund’s portfolio value against which single equity security, index, ADR and ETF call and put options are sold may vary over time. As noted above, the Funds may sell options that are substantially out-of-the-money and/or options that are only slightly out-of-the-money; in certain circumstances, the Funds may also trade in-the-money options. Typically, in-the-money option transactions arise when the Adviser determines that the premium offered compensates reasonably for the risk assumed.

Put Options. A put option is a contract that entitles the purchaser to receive from the seller a fixed price (the strike price of the put option) in exchange for the underlying investment on or before the expiration date of the option or a cash payment (in the case of a cash-settled option contract) equal to the amount of any depreciation in the value of the underlying reference instrument, security or index below a fixed price (the strike price of the put option) as of the exercise date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the put option seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A physically-settled put option on an individual security or ETF, such as a SPDR, is a contract that entitles the

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purchaser to sell the security at a fixed price (the strike price of the put option) on or before the exercise date of the option in exchange for the payment of an up-front premium by the purchaser to the seller. When a physically settled put option is exercised, the put option seller is required to purchase the instrument. A Fund may write put options on an underlying instrument it is not short (i.e., “naked” put options).

Call Options. A call option is a contract that entitles the purchaser to receive from the seller the underlying security in exchange for a fixed price (the strike price of the call option) on or before the expiration date of the option or a cash payment (in the case of a cash-settled option contract) equal to the amount of any appreciation in the value of the reference instrument, security or index over the strike price as of the exercise date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. When a physically-settled call option is exercised, the seller is required to deliver the underlying instrument. The Fund may write call options on an underlying instrument it does not own (i.e., “naked” call options). If the option seller of a physically-settled call option does not own the underlying instrument, it may be required to purchase it to meet the delivery requirements of the contract and there can be no assurance that the instrument would be available to buy or available at a favorable price at that time.

Futures Contracts and Options on Futures Contracts. The Funds may engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities or other instruments or values, physical delivery is not always made. The Funds also are authorized to purchase or sell call and put options on futures contracts.

Swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index.

Hedging. Each of the Developed Markets Variance Risk Premium Fund and Global Equity Variance Risk Premium Master Fund may (but is not obligated to) engage in hedging transactions in an effort to protect against uncertainty in the value of investments and may (but is not obligated to) engage in hedging transactions in an effort to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities and may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Subsidiary. The assets of the Developed Markets Variance Risk Premium Fund may be invested in a Subsidiary formed under the laws of the Cayman Islands and advised by the Adviser. The Subsidiary is expected to write

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call and put options. Under an investment management agreement with the Subsidiary, the Adviser will provide the Subsidiary with the same type of management services as the Adviser provides to the Fund. To the extent the Adviser receives compensation for providing such services to the Subsidiary, the Adviser will not receive compensation from the Fund in respect of the assets of the Fund that are invested in the Subsidiary. The Developed Markets Variance Risk Premium Fund does not currently intend to sell or transfer all or any portion of its ownership interests in the Subsidiary. The Fund reserves the right to establish an additional subsidiary or subsidiaries, subject to approval of the Board of Trustees (the “Board”).

Equities. The Funds will invest in equity securities of domestic and/or foreign issuers. Equity securities may include, but are not limited to, common stock or preferred stock. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Holders of preferred stock generally do not have voting rights in the issuer and generally receive dividends at a specified rate. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets, but is subordinated to debt securities of the issuer. Returns on equities consist of any dividends received plus the amount of appreciation or depreciation in the value of the equity security.

Borrowing. The Funds may borrow for investment purposes from a bank in compliance with Section 18(f)(1) of the 1940 Act. Each Fund may borrow up to 33 1/3% of its total assets. Each Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time a Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. To do so, or to meet obligations under maturing bank loans, a Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Borrowing money involves transaction and interest costs that are borne by a Fund. Each Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows. Each Fund may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above in connection with the Funds’ borrowings for investment purposes.

In addition to borrowing money from a bank, a Fund may enter into reverse repurchase agreements, dollar rolls, derivatives and other transactions that can be viewed as forms of borrowings, but for which the Fund does not have to have 300% asset coverage. To the extent required, if a transaction causes a Fund to have an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; (2) segregate cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered; or (3) treat such obligation as a senior security under Section 18 of the 1940 Act.

Securities Lending. A Fund may earn additional income from lending securities. The value of securities loaned may not exceed 33 1/3% of the value of a Fund’s total assets, which includes the value of collateral received. To the extent a Fund loans a portion of its securities, a Fund will generally receive collateral consisting of cash or U.S. government securities. Collateral received will be marked to market daily and will generally be at least equal at all times to the value of the securities on loan. Subject to their stated investment policies, the Funds will generally invest cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

Portfolio Turnover. The annual portfolio turnover rate of a Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains, including short-term capital gains, which are taxable as ordinary income when distributed to shareholders, and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of

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shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Changes to the Fund’s Investment Policies. A Fund’s investment objective and policies may be changed without shareholder approval unless an objective or policy is identified in the prospectus or in the Statement of Additional Information as “fundamental.” Each Fund has adopted an 80% investment policy under Rule 35d-1 under the 1940 Act and will not change such policy as it is stated in each Fund’s Fund Summary unless such Fund provides shareholders with 60 days prior written notice as required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.

Temporary Defensive Positions. During unusual market conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies. A Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or the Statement of Additional Information. While at times a Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. A Fund may also invest in cash or cash equivalents pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. To the extent a Fund makes temporary or defensive investments in cash or cash equivalents, it might not achieve its investment objective.

More Information Regarding the Risks of Investing

Before investing or allocating shares of a Fund to a client’s account, investors should carefully consider the Fund’s risks and investment objectives, as an investment in a Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program. An investment in the Funds involves a high degree of risk. It is possible that investing in the Funds may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The Funds may be subject to the principal risks noted below. As with any mutual fund, there is no guarantee that a Fund will achieve its investment objective. You could lose all or part of your investment in a Fund, and a Fund could underperform other investments.

Derivatives Risk. The Funds may invest in a variety of derivative contracts, but typically expect to enter into put and call options, futures contracts, options on futures contracts and swaps. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by a Fund. Certain of the Funds’ derivative positions involve the risk that, if the volatility of the underlying investments is greater than expected, the Fund will bear losses to the extent of its obligations under the relevant derivative contracts, which may not be outweighed by the amount of any premiums received for the sale of such derivative instruments. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Funds’ strategies.

Over-the-counter (“OTC”) derivatives are not traded on exchanges or standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. There have been periods during which certain banks or dealers have refused to quote prices for OTC derivatives contracts or have quoted prices

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with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. There is no limitation on the daily price movements of OTC derivatives contracts. Principals in the OTC derivatives markets have no obligation to continue to make markets in the OTC derivatives traded.

In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, a Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms differently than a Fund and, if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. A Fund, therefore, may be unable to obtain payments the Adviser believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Funds may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require a significant upfront deposit by a Fund unrelated to the derivative’s intrinsic value or (iii) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is required to be posted. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to a Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on a Fund. During periods of market disruptions or stress, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s NAV.

A Fund’s use of derivatives may not be effective or have the desired results. For example, a Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).

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A Fund’s use of derivatives may be subject to special tax rules, which are in some cases uncertain under current law and could affect the amount, timing and character of distributions to shareholders.

Options Risk. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.

Each Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. A Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

Options writing can cause a Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Put Option Risk. Put options on single equity securities or ETFs written by a Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. A Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by a Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow a Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option.

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Because their exercise is settled in cash, sellers of index put options such as a Fund cannot cover their potential settlement obligations by selling short the underlying securities. As the writer of index put options, a Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, a Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Call Option Risk. When a single equity security or ETF call option is exercised, a Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, such Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, a Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if a Fund does not own the underlying security it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by a Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as a Fund cannot cover their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, a Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, such Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, a Fund’s potential losses on writing index call options are extensive.

When a Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Options on Futures Risk. The Funds may enter into options on futures contracts. An option on a futures contract gives the buyer, in return for the premium paid, the right (but not the obligation) to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The writing of a put or call option on a futures contract involves risks similar to the risks applicable to the purchase or sale of futures contracts. However, the difficulty of predicting changes in the value of the underlying futures contract may expose a Fund to a somewhat different set of risks. For example, variations in speculative market demand for futures on the relevant underlying instrument can cause the value of the futures to change at an unanticipated time or to an unanticipated degree; this or other factors may bring the value of the underlying future closer to the option’s strike price, increasing the potential for risk of loss to a Fund. To the extent that a Fund enters into options on futures contracts for hedging purposes, an imperfect correlation between this derivative position and the value of the instrument underlying such a position could lead to losses.

Futures Risk. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the futures contracts and in the securities or index positions underlying them. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the

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limit may work to prevent the liquidation of unfavorable positions. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract, and a Fund would remain obligated to meet margin requirements until the position is closed.

Swaps Risk. The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments are typically not traded on exchanges and, in such cases, are subject to the risks associated with OTC derivatives generally. Under recently adopted rules and regulations, however, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared (“cleared swaps”). For OTC swaps, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. For cleared swaps, a Fund’s counterparty is a clearinghouse rather than a bank or broker. Since the Funds are not members of the clearinghouses and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Funds hold cleared swaps through accounts at clearing members. In cleared swaps, a Fund makes payments (including margin payments) to and receives payments from a clearinghouse through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearinghouse.

In some ways, cleared swap arrangements are less favorable to mutual funds than bilateral arrangements. For example, a Fund may be required to provide more margin for cleared swaps positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared swap position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearinghouses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearinghouse could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between a Fund and clearing members is drafted by the clearing members and generally is less favorable to a Fund than typical bilateral derivatives documentation.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for a Fund. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

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These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to a Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system is not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).

Margin Risk. In connection with entering into certain types of derivatives transactions (e.g., options and futures), a Fund (directly or through its Subsidiary) may post margin directly to a broker or FCM, which will typically re-hypothecate that margin to a clearinghouse or another broker or FCM. Prior to re-hypothecation, margin so posted may be held in commingled accounts with margin from other clients of that broker or FCM. The margin maintained by these brokers and FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. If margin posted to a broker or FCM is re-hypothecated, neither the Fund nor the broker or FCM, as applicable, will have possession of the margin. Margin posted by a Fund to a broker or FCM is exposed to the credit risk and fraud risk of that broker or FCM. There is generally no limit on the amount of margin that a Fund may post directly to a single broker or FCM or to all brokers and FCMs, and each Fund typically posts a significant portion of its assets in this manner. As a result, at any time a Fund may have substantial credit exposure to one or more brokers and/or FCMs. In the event of the insolvency or liquidation of a broker or FCM to whom a Fund has posted collateral, the Fund is likely to experience substantial delays in recovering its margin, or it may not be able to recover it at all. Any inability or unwillingness of a broker or FCM to meet its obligation to return margin to a Fund, including by reason of insolvency or liquidation, or any improper activity involving such broker or FCM would likely result in a substantial loss to the Fund. In some non-U.S. markets, the brokerage arrangements may provide significantly less protection than in the U.S., potentially exposing the Funds to credit and other risks that they do not have in the U.S.

Management and Operational Risk; Cyber-Security Risk. The Funds are subject to management risk because they rely on the Adviser’s ability to achieve their investment objectives. The Funds run the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Funds to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times.

Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect a Fund’s performance. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security.

The Funds also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Funds from benefiting from potential investment gains or avoiding losses.

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A Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause a Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technologies and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and causing operational disruption. Successful cyber attacks against, or security breakdowns of, a Fund, the Adviser, or the custodian, Transfer Agent, or other third-party service provider may adversely affect a Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by a Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurance that a liquid market for a Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Funds may be unable to sell their investments, even under circumstances when the Adviser believes it would be in the best interests of a Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which a Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which a Fund’s operations require cash (such as in connection with redemptions) and could result in a Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Leverage Risk. The Funds may obtain financing to make investments (i.e., to purchase additional portfolio investments) and may obtain leverage through derivative instruments that afford the Funds economic leverage. The Funds may also borrow to meet redemption requests and to address cash flow timing mismatches. Therefore, the Funds are subject to leverage risk. Leverage magnifies a Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in a Fund will be more volatile and other risks tend to be compounded if and to the extent that a Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

A Fund’s borrowings, which typically would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing will also cost the Funds interest expense and other fees and the cost of borrowing or fluctuations in interest rates, if applicable, may reduce the Funds’ return. Each Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Market conditions may unfavorably impact a Fund’s ability to secure borrowings on terms as favorable as more established borrowers in the market, or to borrow on commercially feasible terms.

Market Risk; Equity Investing Risk. Because the Funds enter into derivatives contracts relating to equity securities, the Funds are exposed to fluctuations in the value of the underlying equity securities. The Funds may also own equity securities directly. Market risk is the risk that the value of securities to which a Fund is exposed

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will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Equities to which a Fund will be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and, therefore, will be subject to greater dividend risk than debt instruments of such issuers. If the value of equity securities underlying derivatives contracts entered into by the Funds, or that the Funds own directly, decreases, the performance of the Funds will be negatively impacted, and your investment in the Funds may lose money even if the variance risk premium is positive.

Smaller Company Risk. The Funds may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.

Larger Company Risk. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. A Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of a Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). The Funds may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental

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entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect a Fund’s assets held in foreign countries. There may be less publicly available information about a foreign company than there is regarding a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets also have different clearance and settlement procedures that could cause a Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing a loss. In addition, a portfolio that includes exposure to securities issued by foreign issuers can expect to have a higher expense ratio because of the increased transaction costs in foreign markets and the increased costs of maintaining the custody of such foreign securities. Investing directly or indirectly in foreign securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

ADRs, or American Depositary Receipts, are dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over the counter in the United States. Investing in these instruments exposes the Funds to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of ADRs will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such ADRs, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Currency Risk. The Funds’ shares are priced in U.S. dollars and the distributions paid by the Funds are paid in U.S. dollars. However, a substantial portion of certain Funds’ assets may be denominated in foreign (non-U.S.) currencies and income received by a Fund from a portion of its investments may be paid in foreign currencies. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which a Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. There can be no assurances or guarantees that any efforts the Funds make to hedge exposure to foreign exchange rate risks that arise as a result of their investments will successfully hedge against such risks or that adequate hedging arrangements will be available on an economically viable basis, and in some cases, hedging arrangements may result in additional costs being incurred or losses being greater than if hedging had not been used. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk.

In purchasing or selling local currency to fund trades denominated in that currency, the Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies and the Fund’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. For example, a

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foreign government may unilaterally devalue its currency against other currencies, which typically would have the effect of reducing the U.S. dollar value of investments denominated in that currency. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit a Fund’s ability to repatriate both investment capital and income, which could undermine the value and liquidity of a Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss. As a result, if the exchange rate for any such currency declines after a Fund’s income has been earned and converted into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio investments to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.

ETF Risk. The Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes a Fund to all of the risks of that ETF’s investments. Index-based ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that a Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and a Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance. As a result of mathematical compounding and because most leveraged and inverse ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index for leveraged and inverse ETFs, particularly during periods of higher index volatility.

Government Securities Risk. The Funds may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Funds. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers. The U.S. Treasury Department placed Fannie Mae and Freddie Mac into conservatorship in September 2008. Fannie Mae and

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Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will continue to support these or other government-sponsored entities in the future. Further, the benefits of any such government support may extend only to the holders of certain classes of an issuer’s securities.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of foreign countries makes the Funds vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in foreign countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Funds may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in foreign countries have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Certain of these obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which could lead to defaults on certain obligations and the restructuring of certain indebtedness.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. These delays and costs could be greater with respect to foreign securities. The Funds may pay lending fees to the party arranging their securities loans. Securities lending collateral may be invested in liquid, short-term investments, such as money market funds, managed by third party advisers or banks. A Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Funds remain obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Money Market Instruments. The Funds may invest in money market instruments, which are U.S. dollar-denominated, high-quality, short-term debt obligations, to provide liquidity, for temporary defensive purposes or for other purposes. Money market instruments may have fixed, variable or floating interest rates. Examples of money market instruments include obligations issued or guaranteed by the U.S. government (or any of its agencies or instrumentalities); bank obligations, such as time deposits, certificates of deposit and bankers’ acceptances; commercial paper; and variable amount master demand notes.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Funds can invest up to 100% of their assets in investments that may be inconsistent with their principal investment strategies. Generally, the Funds would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Funds might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent a Fund invests in these securities, it might not achieve its investment objective.

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Portfolio Turnover. A change in the securities held by a fund is known as “portfolio turnover.” The Funds (except for the Master Funds) may engage in active and frequent trading to try to achieve their investment objectives and may have portfolio turnover rates of over 100% annually. If such a Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions including distributions of short-term capital gain, which are taxable as ordinary income to shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce such Fund’s performance. Most of the Master Funds’ portfolio transactions are purchases or sales of the Underlying Funds’ shares, however, which do not entail any brokerage fees or transaction costs. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Subsidiary Risk. To the extent the Developed Markets Variance Risk Premium Fund invests through its Subsidiary, it is exposed to the risks associated with its Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act and is not subject to all of the investor protections of the 1940 Act, although the Subsidiary is managed pursuant to the compliance policies and procedures of the Developed Markets Variance Risk Premium Fund applicable to it. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Developed Markets Variance Risk Premium Fund and/or its Subsidiary to operate as described in this prospectus and could adversely affect the Developed Markets Variance Risk Premium Fund.

Focused Investment Risk. To the extent that a Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused. To the extent a Fund focuses its exposures in a specific asset class, sector or industry, it will be exposed to events affecting that asset class, sector or industry. Asset classes, sectors, industries, companies or issuers with similar characteristics are often subject to many of the same risks and/or regulatory regimes and often respond in a similar manner to particular economic, market, political or other development. Similarly, to the extent a Fund has exposure to a significant extent in investments tied economically to a specific geographic region, country or a particular market, it will have more exposure to regional and country economic risks than it would if it had more geographically diverse investments.

Tax Risk. Each Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, a Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. Each Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.

If, in any year, a Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such failure by an Underlying Fund in which a Master Fund invests would bear adversely on the Master Fund’s qualification as a RIC.

Expense Risk. Your actual costs of investing in the Funds may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Certain of the Funds have expense limitation agreements, which generally remain in effect for a period of one year, and mitigate this risk. However, there is no assurance that the Adviser will renew such expense limitation agreements from year-to-year.

The Funds may invest in exchange-traded funds or other pooled investment vehicles. As an investor in a pooled investment vehicle, a Fund would be subject to its ratable share of that pooled investment vehicle’s expenses, including its advisory and administration expenses.

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Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this prospectus. The risks for the Master Funds include both the risks associated with an investment in the Master Funds and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing each of the Master Funds, the Adviser will have authority to change the asset allocation amounts among the Underlying Funds. To the extent that a Master Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap issuers. There is no guarantee that the Master Funds or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Master Funds. If an Underlying Fund were to change its investment objective or policies, the Master Funds could be forced to sell their shares of that Underlying Fund at a disadvantageous time. Each Master Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Statement of Additional Information. The holdings of each Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year. You can find the SEC filings on the SEC’s website, www.sec.gov.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the Funds’ investment adviser. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 510 Madison Avenue, 21st Floor, New York, NY 10022. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds. As of December 31, 2017, the Adviser’s assets under management were approximately $[        ] billion.

In return for providing management services to the Funds, each Fund pays the Adviser an annual fee. The following table shows the aggregate advisory fees that have been paid by each of the Funds for the fiscal year ended October 31, 2017 as a percentage of each such Fund’s average daily net assets, taking into account any contractual fee waiver/expense reimbursement agreements, if applicable.

Investment Management Fee (as a percentage of average daily net assets)

U.S. Large Cap Variance Risk Premium Fund	1.25%
U.S. Small Cap Variance Risk Premium Fund	1.25%
U.S. Variance Risk Premium Master Fund	0.00%
Developed Markets Variance Risk Premium Fund	1.25%
Global Equity Variance Risk Premium Master Fund	0.00%

[(1)

The amount shown reflects the effect of fee waivers and/or expense reimbursements by the Adviser, pursuant to the Fund’s expense limitation agreement with the Adviser (as described in the table under “Fees and Expenses” above).]

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A discussion regarding the basis of the Board’s approval of the investment advisory contracts between Stone Ridge Trust, on behalf of each of the Funds, and the Adviser, is available in the Funds’ annual report to shareholders for the fiscal period ended October 31, 2017.

Portfolio Managers

Gabriel Comeau

Gabriel Comeau, Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Fleder, Mr. Gutmann, Mr. Lu and Mr. Stevens. Prior to joining Stone Ridge in 2014, Mr. Comeau was an Equity Derivatives Trader on the Index Flow desk and ETF desk at BNP Paribas from 2011 to 2014. Mr. Comeau received his MFin (Master of Finance) from the Massachusetts Institute of Technology and his BCom in Finance from McGill University.

Daniel Fleder

Daniel Fleder, Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Comeau, Mr. Gutmann, Mr. Lu and Mr. Stevens. Prior to joining Stone Ridge in 2016, Mr. Fleder was the Chief of Staff for Operations at KCG, an automated market maker, from 2013 to 2015. From 2010 to 2013, he was at KCG’s precursor, GETCO, where he was the Head of Risk Management, responsible for firm-wide market, credit and operational risk. Mr. Fleder started his career at McKinsey & Company. Mr. Fleder received his PhD in Operations Research and MS in Statistics from the University of Pennsylvania (Wharton) and his BSE in Engineering from the University of Pennsylvania (Engineering School).

Robert Gutmann

Robert Gutmann, Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Comeau, Mr. Fleder, Mr. Lu and Mr. Stevens. Mr. Gutmann is a co-founder of Stone Ridge. Prior to joining Stone Ridge in 2012, Mr. Gutmann was the head of Delta-One Synthetic Solutions Group at RBC Capital Markets from 2010 to 2012. He started his career at Morgan Stanley, where he became a senior trader in the Delta-One Structured Products group. Mr. Gutmann received his BA in Mathematics and Music from Columbia University.

Jason Lu

Jason Lu, Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Comeau, Mr. Fleder, Mr. Gutmann and Mr. Stevens. Prior to joining Stone Ridge in 2013, Mr. Lu was the head trader on the Global Automated Trading desk at Citadel from 2011 to 2013. Previously, he was an equity derivatives trader on the Electronic Volatility Trading desk at UBS from 2009 to 2011. Previously, Mr. Lu worked at SAC Capital, where he designed and implemented automated electronic trading systems. Mr. Lu received his MS in Computational Finance from Carnegie Mellon University (Tepper), his MCS (Master of Computer Science) from the University of Virginia and his BS in Computer Science from the University of Science and Technology of China.

Ross Stevens

Ross Stevens, Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Comeau, Mr. Fleder, Mr. Gutmann and Mr. Lu. Mr. Stevens is the Founder of Stone Ridge. Prior to founding Stone Ridge in 2012, Mr. Stevens was a member of the Investment Committee and Co-Head of the Portfolio Managers Committee at Magnetar Capital from 2008 to 2012. Previously, he was the Global Co-Head of Equities at Jefferies and the Global Head of Electronic Trading at Bank of America. Mr. Stevens started his career in quantitative research at Goldman Sachs Asset Management after receiving his PhD in Finance and Statistics from the University of Chicago (Booth) and his BSE in Finance from the University of Pennsylvania (Wharton).

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Additional Information Regarding the Adviser and Portfolio Managers

The Statement of Additional Information provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Funds, and about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Funds. The Statement of Additional Information is part of this prospectus and is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com. The information (other than this prospectus, including the Statement of Additional Information) contained on, or that can be accessed through, www.stoneridgefunds.com is not part of this prospectus or the Statement of Additional Information.

Distributor and Transfer Agent

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 is the Funds’ distributor. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Funds’ transfer agent, administrator and accounting agent. The Adviser pays fees to the Distributor as compensation for the services it renders. The Funds compensate the Transfer Agent for its services.

SHAREHOLDER INFORMATION

Closing of the Funds to New Investments

The Funds may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted. The Funds may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser.

Consortium

The Funds are made available for investment on a priority basis to a group of investors (the “Consortium”) who have participated in educational sessions regarding the Funds and their investment strategies. If capacity allows, once orders are fulfilled for the Consortium, the Funds are then made available for investment by other investors. If the Funds close to new investments, the Funds may also prioritize and allocate capacity to the Consortium upon any subsequent re-opening of the Funds. The Consortium members do not have any special rights to offering price, dividends or liquidation. The Consortium consists of a selected group of registered investment advisers who have discretionary authority to invest on their clients’ behalf and a fiduciary duty to their clients, and with whom the Adviser has a previous relationship. Members of the Consortium and their clients are not obligated to invest in the Funds.

How Fund Share Prices Are Calculated

The net asset value (“NAV”) per share of a Fund’s Class I shares and Class M shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets attributable to that class, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding of that class. While the assets of each of Class I shares and Class M shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class I shares and Class M shares has different ongoing distribution fees. Each Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business.1 The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Current net asset values per share of the Funds may be obtained by contacting the Transfer Agent by telephone at (855) 609-3680.

[1]

The NYSE is open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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In accordance with the regulations governing registered investment companies, the Funds’ transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

The Board has approved procedures pursuant to which each Fund will value its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of the Adviser to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly traded foreign equity securities, generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including OTC options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources, (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments.

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Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

It is expected that a substantial portion of the Funds’ investments will be U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of Fund shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

INVESTING IN THE FUNDS

Each Fund offers two classes of shares — Class I shares and Class M shares. This prospectus describes the Class I shares and Class M shares of the Funds.

Eligibility to Buy Class I Shares and Class M Shares

Each Fund’s Class I shares and Class M shares are offered to the following groups of investors (“Eligible Investors”):

1.	Institutional investors, including registered investment advisers (RIAs);

2.	Clients of institutional investors;

3.	Tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans;

4.

Certain other Eligible Investors as approved from time to time by the Adviser. Eligible Investors include employees, former employees, shareholders, members and directors of the Adviser and the Funds or each of their affiliates, and friends and family members of such persons; and

5.	Investment professionals or other financial intermediaries investing for their own accounts, and their immediate family members.

Some intermediaries may impose different or additional eligibility requirements. The Funds have the discretion to further modify or waive their eligibility requirements.

Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates. The Funds reserve the right to refuse any request to purchase shares. Each Class of shares is subject to the investment minimums described below.

Investment Minimums

Class I Shares

The minimum initial account size is $25 million. Purchases of Class I shares in the Funds may be aggregated to meet the minimum account size. This minimum investment requirement may be modified or reduced. For eligibility groups 3, 4 and 5 described above under “Eligibility to Buy Class I Shares and Class M Shares,” there will be no minimum investment requirement.

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Class M Shares

The minimum initial account size is $10 million. Purchases of Class M shares in the Funds may be aggregated to meet the minimum account size.

Other Policies

No Certificates

The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.

Involuntary Redemptions

The Funds reserve the right to redeem an account if the value of the shares in a specific Fund is $1,000 or less for any reason, including market fluctuation. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

In addition, the Funds reserve the right to redeem an account if the shareholder does not satisfy the eligibility requirements described herein.

HOW TO BUY CLASS I SHARES AND CLASS M SHARES

How to Buy Shares

The Funds have authorized the Transfer Agent and Distributor to receive orders on their behalf, and the Distributor has authorized select intermediaries to receive orders on behalf of the Funds. These intermediaries may be authorized to designate other intermediaries to receive orders on the Funds’ behalf. The Funds are deemed to have received an order when the Transfer Agent, the Distributor, an intermediary, or if applicable, an intermediary’s authorized designee, receives the order. Investors who invest in the Funds through an intermediary should contact their intermediary regarding purchase procedures. Investors may be charged a fee if they effect transactions through an intermediary.

The Funds are generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” above). Certain investors may purchase a Fund’s Class I shares and Class M shares directly from the Funds by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, if approved, the investor will be directed to the Funds’ Transfer Agent to complete the purchase transaction.

All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares.

Purchase through a financial intermediary does not affect these eligibility requirements or those set out in “Investing in the Funds,” above.

A purchase of a Fund’s Class I shares and Class M shares will be made at the NAV per share next determined following receipt of a purchase order in good order by a Fund, the Transfer Agent, the Distributor, an

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intermediary or an intermediary’s authorized designee if received at a time when the Fund is open to new investments. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. A purchase, exchange or redemption order is in “good order” when a Fund, the Transfer Agent, the Distributor, an intermediary or, if applicable, an intermediary’s authorized designee, receives all required information, including properly completed and signed documents, and the purchase order is approved by the Adviser. Once a Fund (or one of its authorized agents described above) accepts a purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 7 days. Each Fund reserves the right to cancel any purchase or exchange order it receives if the Fund believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory and other fees under their own arrangements with such organizations.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

1.	Name;

2.	Date of birth (for individuals);

3.	Residential or business street address (although post office boxes are still permitted for mailing); and

4.	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account on behalf of a natural person unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

HOW TO REDEEM CLASS I SHARES AND CLASS M SHARES

Investors who invest in the Funds through an intermediary should contact their intermediary regarding redemption procedures. The Funds are deemed to have received a redemption order when the Transfer Agent, the Distributor, an authorized intermediary, or if applicable, an intermediary’s authorized designee, receives the redemption order. Investors holding Fund shares directly with a Fund who desire to redeem shares of the Fund must first contact the Adviser at (855) 609-3680. Once notification has occurred, the investor will be directed to

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the Funds’ Transfer Agent to complete the sale transaction. A redemption of a Fund’s shares will be made at the NAV per share next determined following receipt of a written request for redemption order in good order by a Fund, the Transfer Agent, the Distributor, an intermediary or an intermediary’s authorized designee.

The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “How to Buy Shares” above. Certificates for shares are not issued.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in certain cases in which payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. If you elect to have the payment wired to your bank, a wire transfer fee of $15.00 will be charged.

Dividend Reinvestment Program

Dividends and capital gains distributions are automatically reinvested, without sales charges, into any share class of any Fund in which you have an existing account, unless otherwise noted. You may notify the Transfer Agent in writing to:

•	Choose to receive dividends or distributions (or both) in cash; or

•	Change the way you currently receive distributions.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 609-3680.

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Distributions and Federal Income Tax Matters

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Unless you elect to receive your distributions in cash, your distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. The Funds will pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of the Funds will be reduced by the amount of the payment.

This section summarizes some of the important U.S. federal income tax consequences of investing in a Fund. This discussion does not address all aspects of taxation that may apply to shareholders or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Internal Revenue Code of 1986, as amended (the “Code”). You should consult your tax adviser for information concerning the possible application of federal, state, local or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in a Fund.

Each Fund has elected and intends to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Code. A RIC generally is not subject to federal income tax at the fund level on income and gains that are timely distributed to shareholders. To qualify for treatment as a RIC, a Fund must meet certain income, asset diversification and distribution requirements.

Each Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect a Fund’s ability to qualify for such treatment. Failure of a Fund to qualify and be eligible to be treated as a RIC would result in Fund-level taxation and, consequently, a reduced return on your investment. A Fund could in some cases cure such failure, including by paying a Fund-level tax or interest, making additional distributions or disposing of certain assets. In addition, such a failure by an Underlying Fund in which the U.S. Variance Risk Premium Master Fund, International Risk Premium Master Fund or Global Equity Variance Risk Premium Master Fund invests would bear adversely on each of such Funds’ qualification as a RIC.

The Developed Markets Variance Risk Premium Fund may invest in a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. The Subsidiary is a disregarded entity for U.S. federal income tax purposes. As a result, for such purposes, (i) the Developed Markets Variance Risk Premium Fund is treated as owning the Subsidiary’s assets directly; (ii) any income, gain, loss, deduction or other tax items arising in respect of the Subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by Developed Markets Variance Risk Premium Fund; and (iii) any distributions the Developed Markets Variance Risk Premium Fund receives from the Subsidiary will have no effect on the Developed Markets Variance Risk Premium Fund’s U.S. federal income tax liability.

A Fund’s investments in foreign securities, foreign currencies and options and other derivatives may increase or accelerate the Fund’s recognition of gain and may affect the timing, amount or character of the Fund’s distributions.

A Fund’s investment in foreign securities may be subject to foreign withholding and other taxes, which may decrease the Fund’s yield on those securities. Certain of the Funds may be able to pass through to you a deduction or credit for such foreign taxes, as further described in the Statement of Additional Information.

The investment of substantially all of its assets in Underlying Funds could affect the amount, timing and character of distributions by the U.S. Variance Risk Premium Master Fund and Global Equity Variance Risk Premium Master Fund.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Fund distributions of capital gains is determined by how long the Fund

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owned (or is deemed to have owned) the investments that generated them, rather than how long you owned your shares. Distributions of net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to non-corporate shareholders at reduced rates. Distributions of net gains from the sale or deemed disposition of investments that a Fund held or is treated as having held for one year or less will be taxable as ordinary income. Due to the Funds’ options strategies, a substantial portion of a Fund’s income could consist of short-term capital gains. Distributions of a Fund’s short-term capital gains will not constitute qualified dividend income and will not qualify for the dividends-received deduction, and shareholders will not be able to offset distributions of the Fund’s net short-term capital gains against capital losses that they recognize with respect to their other investments.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income,” if any, will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that certain holding period and other requirements are met at both the shareholder and Fund level.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

A dividend will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment (and thus were included in the price you paid for your shares). For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution. In general, you will be taxed on the distributions you receive from the Fund, whether you receive them as additional shares or in cash.

Early each year, we will send you a statement showing the tax status of your dividends and distributions for the prior year.

Any gain or loss resulting from the sale or exchange of your shares in a Fund generally will be treated as capital gain or loss for federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including a Fund’s ordinary income dividends, Capital Gain Dividends and capital gains recognized on the sale, redemption or exchange of Fund shares). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in a Fund.

In general, dividends (other than Capital Gain Dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, the Code provides a withholding tax exemption, if a Fund so elects, for certain interest-related dividends and short-term capital gain dividends paid to foreign shareholders.

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of

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its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund or its agent may be required to withhold under FATCA 30% of ordinary dividends the Fund pays to that shareholder and, on or after January 1, 2019, 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays to that shareholder. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to non-U.S. shareholders (e.g., Capital Gain Dividends). Each prospective shareholder is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective shareholder’s own situation, including investments through an intermediary. In addition, foreign countries have implemented or are considering, and may implement, laws similar in purpose and scope to FATCA, as more fully described above.

The discussion above is very general. Please consult your tax adviser about the effect that an investment in a Fund could have on your own tax situation, including possible foreign, federal, state, or local tax consequences, or about any other tax questions you may have.

Frequent Purchases and Sales of Fund Shares

The Funds do not permit market timing or other abusive trading practices. The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to suspend their offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this prospectus with respect to disruptive, excessive or short-term trading. Shareholders will be notified of the Funds’ intention to restrict exchanges of shares at least 60 days in advance of such action.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. Your Funds’ management team has established procedures to mitigate these risks. Please see “How Fund Share Prices Are Calculated” above for more information.

The Funds do not accommodate frequent purchases and redemptions of the Funds’ shares by the Funds’ shareholders. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize the negative effect of frequent purchases and redemptions on the Funds and their shareholders, the Funds’ management team reserves the right to reject, in their sole discretion, any purchase order (including an exchange from another Fund) from any investor they believe has a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Funds. If the Funds detect that an investor has made two “material round trips” in any period (as determined by the Adviser), it will generally reject the investor’s future buy orders, including exchange buy orders, involving a Fund. For these purposes, a “round trip” is a purchase or exchange into a Fund followed by a sale or exchange out of a Fund. A “material” round trip is one that is deemed by the Funds to be material in terms of its amount or its potential detrimental impact on the Funds. Independent of this limit, the Funds may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity. These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Funds using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. In making this judgment, accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common entity generally will not be considered to be under common ownership or control. The Funds retain the right to modify these restrictions at any time without prior notice to shareholders.

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On a periodic basis, the Adviser will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Funds, or in multiple accounts that are known to be under common control. Redemptions meeting these criteria will be investigated for possible inappropriate trading.

Certain accounts, and omnibus and other multi-investor accounts (together, “Omnibus Accounts”) in particular, include multiple investors and typically provide the Funds with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Funds. Therefore, it becomes more difficult for the Funds’ management team to identify market timing or other abusive trading activities in these accounts, and the Funds’ management team may be unable to eliminate abusive traders in these accounts from a Fund. Identification of abusive traders may further be impaired by limitations of the operational systems and other technical issues. Whenever abusive or disruptive trading is identified, the Funds’ management team will encourage omnibus account holders to address such trading activity directly.

The Funds, the Adviser or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from intermediaries, such as 401(k) plan administrators, trust companies and broker dealers, concerning trades placed in Omnibus Accounts, in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Funds will be able to detect or prevent all practices that may place the Funds at a disadvantage.

DISTRIBUTION ARRANGEMENTS

Financial intermediaries may provide varying investment products, programs, platforms and accounts through which investors may purchase and sell Shares. Class M shares of the Funds pay Rule 12b-1 fees to compensate such financial intermediaries in connection with (i) personal and account maintenance services rendered to Class M shareholders, including but not limited to electronic processing of client orders, electronic fund transfers between clients and the Funds, account reconciliations with the Funds’ Transfer Agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Funds or the Adviser may reasonably request (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Class M shares (fees for such services, if any, “distribution fees”). The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.

Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Fund at the maximum annual rate of 0.15% of such Fund’s average daily net assets attributable to Class M. These fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of the Distributor with respect to the promotion of the Funds’ Class M shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of the distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Fund will bear such expenses.

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FINANCIAL HIGHLIGHTS

The financial highlights in the following tables are intended to help you understand each Fund’s financial performance for the fiscal period indicated. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by [ ], whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

[To be included by amendment.]

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STONE RIDGE’S PRIVACY NOTICE1

Stone Ridge’s Commitment to Its Customers2

Stone Ridge recognizes and respects the privacy expectation of each of its customers. Stone Ridge believes that the confidentiality and protection of its customers’ non-public personal information is one of its fundamental responsibilities. This means, most importantly, that Stone Ridge does not sell customers’ non-public personal information to any third parties. Stone Ridge uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a Stone Ridge affiliated company.

Information Stone Ridge Collects About Its Customers

Stone Ridge collects non-public personal information about its customers from the following sources:

•	Account Applications and Other Forms, which may include a customer’s name and address, social security number or tax identification number, total assets, income and accounts at other institutions;

•	Account History, which may include information about the transactions and balances in accounts with Stone Ridge; and

•	Correspondence, which may include written, telephonic or electronic communications.

How Stone Ridge Handles Its Customers’ Personal Information

As emphasized above, Stone Ridge does not sell non-public personal information about current or former customers to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

•

In order to complete certain transactions or account changes that a customer directs, it may be necessary to provide certain non-public personal information about that customer to companies, individuals or groups that are not affiliated with Stone Ridge. For example, if a customer asks Stone Ridge to transfer assets from another financial institution, Stone Ridge will need to provide certain non-public personal information about that customer to the company to complete the transaction.

•

In order to alert a customer to other financial products and services that a Stone Ridge affiliated company offers, Stone Ridge may share non-public personal information it has about that customer with a Stone Ridge affiliated company.

•

In certain instances, Stone Ridge may contract with non-affiliated companies to perform services for or on behalf of Stone Ridge. Where necessary, Stone Ridge will disclose non-public personal information it has about its customers to these third parties. In all such cases, Stone Ridge will provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. In addition, Stone Ridge requires these third parties to treat Stone Ridge customers’ non-public information with the same high degree of confidentiality that Stone Ridge does.

•	Finally, Stone Ridge will release non-public information about customers if directed by that customer to do so or if Stone Ridge is authorized by law to do so.

[1]	Provided by Stone Ridge Asset Management LLC, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V.
[2]

For purposes of this notice, the term “customer” or “customers” includes both individuals who have investments with a Stone Ridge-affiliated company and individuals who have provided non-public personal information to a Stone Ridge affiliated company, but did not invest with a Stone Ridge affiliated company.

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How Stone Ridge Safeguards Its Customers’ Personal Information

Stone Ridge restricts access to information about customers to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic and procedural safeguards reasonably designed to protect the confidentiality of its customers’ non-public personal information.

Keeping Its Customers Informed

As required by federal law, Stone Ridge will notify customers of Stone Ridge’s Privacy Policy annually. Stone Ridge reserves the right to modify this policy at any time, but in the event that there is a change, Stone Ridge will promptly inform its customers of that change.

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USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of 11 funds. The Funds are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports. Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The Statement of Additional Information provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined prospectus.

How to Obtain Additional Information.

•

You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about the Funds by contacting the Transfer Agent at (855) 609-3680, writing the Fund at Stone Ridge Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Funds’ website at www.stoneridgefunds.com or calling your financial consultant.

•

You may review and copy information about a Fund, including the Statement of Additional Information, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Securities and Exchange Commission at (202) 551-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Fund on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Fund’s file number.

If someone makes a statement about the Funds that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the Distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:

www.stoneridgefunds.com

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Investment Company Act File Number: 811-22761

STATEMENT OF ADDITIONAL INFORMATION

STONE RIDGE TRUST

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND
Class I	VRLIX
Class M	VRLMX

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Class I	VRSIX
Class M	VRSMX

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
Class I	VRPIX
Class M	VRPMX

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND
Class I	VRFIX
Class M	VRFMX

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
Class I	VRGIX
Class M	VRGMX

[            ], 2018

510 Madison Avenue, 21st Floor

New York, NY 10022

(855) 609-3680

Stone Ridge Trust consists of eleven funds, including Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Global Equity Variance Risk Premium Master Fund (each, a “Fund” and collectively, the “Funds”).

Each of the Funds is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated [         ], 2018, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus. The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal period ended on October 31, 2017, as filed with the Securities and Exchange Commission (the “Commission”) on [         ], 2018 (File No. 811-22761) (the “Annual Report”), are incorporated into this SAI by reference. The financial statements included in the Annual Report have been audited by [         ], whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Prospectus and/or Annual Report may be obtained without charge by writing the Funds at the address, or by calling the toll-free telephone number, listed above.

STONE RIDGE TRUST

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

ADDITIONAL INVESTMENT INFORMATION, RISKS AND RESTRICTIONS

The Prospectus discusses the investment objectives of Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”), Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund”), Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets VRP Fund”) and Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”), as well as the principal investment strategies they employ to achieve those objectives and the principal investment risks associated with those strategies. There is no assurance that a Fund’s investment objective will be achieved. Additionally, because each Fund’s investment objective has been adopted as a non-fundamental investment policy, a Fund’s investment objective may be changed without a vote of shareholders. Additional information about the strategies and other investment practices the Funds may employ and certain related risks of the Funds are described below. Each of the U.S. VRP Master Fund and Global Equity VRP Master Fund (collectively, the “Master Funds”) may be exposed to the different types of investments described below through its investments in other mutual funds (the “Underlying Funds”). Each of the Funds is a diversified investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012, except Global Equity VRP Master Fund, which is a non-diversified investment portfolio of the Trust.

Effective as of February 28, 2015, Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Master Variance Risk Premium Fund and Stone Ridge International Master Variance Risk Premium Fund changed their names to Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund and Stone Ridge International Variance Risk Premium Master Fund, respectively.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

Additional Investment Information and Risks

Additional Information Regarding Derivatives. In addition to the derivatives transactions described in the Prospectus, the Funds may also enter into derivatives contracts with respect to any security or other instrument in which they are permitted to invest or with respect to any related security, instrument or index (“reference instruments” or “reference securities”). The Funds may enter into a variety of derivative contracts, but typically expect to enter into put and call options, futures contracts, options on futures contracts and swaps. This universe of investments is subject to change under varying market conditions and as these instruments evolve over time. Over-the-counter (“OTC”) derivatives may be standardized or have customized features and may have limited or no liquidity. The Funds’ derivatives contracts may be centrally cleared or settled bilaterally directly with a counterparty. The Funds’ derivatives contracts may be cash settled or physically settled.

The derivatives contracts the Funds may enter into involve substantial risk. Derivatives typically allow a Fund to seek to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments. The Funds incur costs in connection with opening and closing derivatives positions.

The use of derivatives can lead to losses because of adverse movements in the price or value of the reference instrument, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in a Fund, which magnifies the Fund’s exposure to the reference instrument and magnifies potential losses. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing a Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior, unexpected events or the failure of the Fund’s investment adviser, Stone Ridge Asset Management LLC (the “Adviser”) to use derivatives effectively. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the reference instrument.

Set forth below are examples of types of derivatives in which the Funds may invest:

Options Generally. The Funds write (sell) put options and call options on reference instruments, including, but not limited to, single equity securities, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”), indices, currencies, commodities and other securities that may provide exposure to the relevant markets. The premium, the exercise price and the market value of the applicable underlying instrument together will determine the gain or loss realized by the Funds as the seller of the option.

The value of options may be adversely affected if the market for such options becomes less liquid or smaller. A Fund’s ability to close out its position as a seller of an OTC option or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. A Fund’s ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. An exchange-traded option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Funds might experience losses if they could not close out a position because of an illiquid market for the option.

Special risks are presented by internationally traded options. Such transactions may not be regulated as effectively as similar transactions in the U.S. and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. Because of the differences in trading hours between the U.S. and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed.

The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Options are marked to market daily and their value will be affected by changes in the value of the underlying securities, changes in the dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying instruments and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate or other events affecting the underlying instrument, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce a Fund’s capital appreciation potential on the underlying instrument.

A Fund’s option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of call options written by a Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of put options on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within each Fund’s control, holding a put might cause a Fund to sell the related investments for reasons that would not exist in the absence of the put.

A Fund could pay a brokerage commission each time it buys a call or put, sells a call or put or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund’s net asset value being more sensitive to changes in the value of the underlying investment.

As a result of each Fund’s option strategy and the possibility of leverage arising from the Fund’s use of certain types of derivatives, the derivatives risk (described further above) will be significant in the Funds.

Put and Call Options. The Funds can buy and sell exchange-traded and OTC puts and calls, including, but not limited to, index options, securities options, currency options, commodities options and options on futures. A Fund’s options transactions potentially will result in a substantial portion of a Fund’s income consisting of short-term capital gains, which are taxable to shareholders as ordinary income when distributed to them. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

•

Writing Put Options. The Funds may write (that is, sell) put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

The premium a Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, a Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price if the value of the investment falls below the exercise price.

If a put a Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium, less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment from the put option buyer at the exercise price. That price will usually exceed the market value of the investment at that time. A Fund will incur a loss upon the exercise of the put option to the extent that the premium received (less the Fund’s transaction costs) does not outweigh the exercise price.

As long as a Fund’s obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

A Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit a Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.

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Writing Call Options. The Funds may write (that is, sell) calls. When a Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to the purchaser of the call on that security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. When a Fund writes covered call options (meaning the Fund owns or has the right to acquire the underlying security at all times during the option period), the Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

When a Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a “closing purchase transaction.” The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. Once a Fund receives an exercise notice for its option, however, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Thus, the use of covered call options may require a Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option on a security, or may cause the Fund to hold a security that it might otherwise sell. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

If a covered call written by a Fund is exercised on an underlying investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

The Funds may also write calls without owning the reference instruments or reference securities deliverable under the contract.

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Purchasing Puts and Calls. The Funds may purchase call options. When a Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

A Fund can buy puts whether or not it owns the underlying investment. When a Fund purchases a put, it pays a premium and, except as to puts on underlying investments in which the Fund cannot trade directly (such as, for example, indices), has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Buying a put on an investment a Fund does not own (such as an index or a future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Buying a put on securities or futures a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

When a Fund purchases a call or put on an underlying investment in which it cannot invest directly (such as an index), it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

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Buying and Selling Options on Foreign Currencies. The Funds can buy and sell exchange-traded and OTC put options and call options on foreign currencies. The Funds could use these calls and puts to try to generate income from premiums or to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities a Fund wants to acquire.

If the Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to a Fund’s position. A Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and that is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging” strategy.

Futures. The Funds may buy and sell a variety of futures contracts that relate to, among other things, debt securities (these are referred to as “interest rate futures”), broadly-based securities indices (“stock index futures” and “bond index futures”), foreign currencies, commodities and individual equity securities (“single stock futures”). The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on equity securities of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

No money is paid or received by the Funds on the purchase or sale of a future. Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant (the “FCM”). Initial margin payments will generally be deposited directly with the FCM. However, the FCM can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on a Fund’s books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or by the FCM daily.

At any time prior to expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Options on Futures. The Funds may enter into options on futures contracts. An option on a futures contract gives the buyer, in return for the premium paid, the right (but not the obligation) to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The writing of a put or call option on a futures contract involves risks similar to the risks applicable to the purchase or sale of futures contracts. However, the difficulty of predicting changes in the value of the underlying futures contract may expose the Funds to a somewhat different set of risks. For example, variations in speculative market demand for futures on the relevant underlying reference asset can cause the value of the futures to change at an unanticipated time or to an unanticipated degree; this or other factors may bring the value of the underlying future closer to the option’s strike price, increasing the potential for risk of loss to a Fund. To the extent that a Fund enters into options on futures contracts for hedging purposes, an imperfect correlation between this derivative position and the value of the instrument underlying such a position could lead to losses.

Swaps. The Funds may enter into swap agreements, including interest rate, total return, credit default and volatility or variance swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year. The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset. In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency or non-asset reference, such as an interest rate or index. The Funds may enter into swap agreements to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, reduce risk arising from a particular portfolio position or generate revenue.

The Funds may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party. As a result, to the extent a Fund enters into master netting agreements with a counterparty, the Fund may be required to terminate a greater number of swap agreements than if it had not entered into such an agreement, which may result in losses to the Fund.

Swap agreements may effectively add leverage to a Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap. Swap agreements also involve liquidity risk.

The Funds may enter into swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured security. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.

The following are examples of types of swap transactions in which a Fund may engage:

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Interest Rate Swaps. In an interest rate swap, a Fund and another party exchange the right to receive or the obligation to pay interest on a security or other reference rate. For example, they might swap the right to receive floating rate payments for fixed rate payments. There is a risk that, based on movements of interest rates, the payments made by a Fund under a swap agreement will be greater than the payments it receives.

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Total Return Swaps. In a total return swap, one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

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Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Funds may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer.

If a Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If a Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount.

Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that a Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If a Fund is selling credit protection, there is a risk that a credit event will occur and that such Fund will have to pay par value on defaulted bonds. If a Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if a Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing.

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Volatility and Variance Swap Contracts. Volatility swaps and variance swaps are transactions in which counterparties agree to buy or sell the future realized volatility or variance (which equals volatility squared), as the case may be, of the underlying asset or reference at a specific level over a fixed period. Volatility and variance swaps are subject to all the risks of OTC derivatives generally, including counterparty credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying asset or reference.

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Swaptions and Swap Forwards. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement on pre-designated terms. The Funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

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The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap. A Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When a Fund purchases a swaption it risks losing only the amount of the premium it has paid if the Fund lets the option expire unexercised. When a Fund writes a swaption it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

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Correlation Swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty credit risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket.

Foreign Currency Transactions. The Funds also may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through deliverable and non-deliverable forward foreign currency exchange contracts (“currency forward contracts”). The Funds may (but are not required to) engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available.

Under a currency forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Funds may use currency forward contracts to protect against uncertainty in the level of future exchange rates. The use of currency forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Funds own or intend to acquire, but it does fix a rate of exchange in advance. Although currency forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, a Fund could enter into a currency forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a “transaction hedge.” The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

A Fund could also use currency forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a “position hedge.” When a Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a currency forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a currency forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a currency forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its currency forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a “cross hedge.”

To avoid excess transactions and transaction costs, a Fund may maintain a net exposure to currency forward contracts in excess of the value of the Fund’s portfolio securities or other assets denominated in foreign currencies, subject to appropriate cover or asset segregation.

The precise matching of the amounts under currency forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the currency forward contract is entered into and the date it is sold. In some cases the Adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the “spot” (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency a Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Currency forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs. The use of currency forward contracts in this manner might reduce a Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

At or before the maturity of a currency forward contract requiring a Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund might close out a currency forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting currency forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to a Fund of engaging in currency forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because currency forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, each Fund must evaluate the credit and performance risk of the counterparty under each currency forward contract.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to one Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

“Structured” Notes. The Funds can invest in “structured” notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency or commodity or non-asset reference, such as an interest rate or index. The terms of the instrument may be “structured” by the purchaser (the Funds) and the borrower issuing the note.

The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Funds might receive less principal or interest if the underlying asset or reference does not perform as anticipated. In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Subordinated “structured” notes, which are subordinated to the right of payment of another class of the structured note, typically have higher yields and present greater risks than unsubordinated “structured” notes.

The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Funds could receive more or less than they originally invested when a note matures. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Funds to value them or sell them at an acceptable price.

Hedging with Derivatives – Risks. Although it is not obligated to do so, each Fund can use derivatives to hedge. A Fund can use hedging to attempt to protect against declines in the market value of that Fund’s portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated or to facilitate selling securities for investment reasons. The Funds can use hedging to establish a portfolio position as a temporary substitute for purchasing particular securities. In that case, the Funds would normally seek to purchase the securities and then terminate that hedging position. The Funds might also use this type of hedge to attempt to protect against the possibility that their portfolio securities would not be fully included in a rise in value of the market.

The Funds can use derivatives to hedge by taking or long or short positions in the underlying securities, related securities or other derivatives positions. To gain long investment exposure, the Funds may invest in securities directly. To gain short investment exposure, the Funds may use derivatives (including futures) and make short sales, including short sales of assets the Funds do not own. Some of the hedging strategies the Funds can use are described below. The Funds may use additional hedging strategies as discussed elsewhere in this SAI, and they may employ new hedging strategies when they are developed, if those investment methods are consistent with the Funds’ investment objectives and are permissible under applicable regulations governing the Funds.

The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund’s return. A Fund could also experience losses if the prices of its hedging positions were not correlated with its other investments.

There is a risk in using short hedging by selling futures, entering into swaps or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund’s portfolio securities. The risk is that the prices of the futures or the value of the swap or the applicable index will correlate imperfectly with the behavior of the cash prices of a Fund’s securities. For example, it is possible that while a Fund has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the Fund’s portfolio might decline. If that occurred, a Fund would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities. If a Fund has used derivatives to hedge or otherwise reduce the Fund’s risk exposure to a particular position and then disposes of that position at a time at which it cannot also settle, terminate or close out the corresponding hedge position, this may create short investment exposure. Certain “short” derivative positions involve investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited.

The risk of imperfect correlation increases as the composition of a Fund’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Funds can use derivative instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline. If a Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased.

Additional Information Regarding Derivatives Counterparty Risk. The Funds are exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, they deal in derivatives, whether they engage in exchange traded or off-exchange transactions. If a Fund’s FCM becomes bankrupt or insolvent, or otherwise defaults on its obligations to a Fund, the Fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations. The Commodity Exchange Act (“CEA”) requires an FCM to segregate all funds received from its customers with respect to cleared derivatives transactions from such FCM’s proprietary funds.

If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM. Furthermore, in the event of an FCM’s bankruptcy, a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the Fund (for example, U.S. Treasury bills deposited by the Fund) may be held by the FCM. FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds owed and on deposit with such FCM. Such situations could arise due to various factors, or a combination of factors, including inadequate

FCM capitalization, inadequate controls on customer trading and inadequate customer capital. In addition, an FCM will generally provide the clearinghouse the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are, therefore, subject to the risk that a clearinghouse will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default. A Fund may also be subject to the risk that it will be required to provide additional variation margin to the clearinghouse before the clearinghouse will move the Fund’s cleared derivatives transactions to another clearing member. Furthermore, in the event of the bankruptcy or insolvency of a clearinghouse, a Fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before a Fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.

Because bilateral derivative transactions are traded between counterparties based on contractual relationships, the Funds are subject to the risk that a counterparty will not perform its obligations under the related contracts. There can be no assurance that a counterparty will not default and that the Funds will not sustain a loss on a transaction as a result. In situations where the Funds are required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, a Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

In the case of cleared swaps, the FCM is required to notify the clearinghouse of the initial margin provided by the clearing member to the clearinghouse that is attributable to each customer. However, if the FCM does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearinghouse will use the Fund’s assets held in an omnibus account at the clearinghouse to satisfy payment obligations of a defaulting customer of the clearing member to the clearinghouse.

The Funds are subject to the risk that issuers of a Fund’s portfolio instruments may default on their obligations under those instruments and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Funds invest will not default or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur and that a Fund will not sustain a loss on a transaction as a result.

Transactions entered into by the Funds may be executed on various U.S. and non-U.S. exchanges and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world. Although the Funds attempt to execute, clear and settle the transactions through entities the Adviser believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a Fund.

Margin. The Funds may post cash, securities or other assets and these instruments may not be denominated in the same currency as the contract they secure or the underlying instrument of the contract. This may give rise to a form of currency exposure, where changes in the value of foreign currencies can impact the value of the margin on deposit. The Funds may at times have significant margin obligations to broker-dealers or other entities as a result of listed or OTC derivatives positions. The Funds may use a tri-party collateral protection mechanism; tri-party arrangements may result in higher costs than if a Fund had posted margin directly. The Funds may also establish alternative collateral mechanisms in order to achieve a balance between cost and counterparty credit risk to a Fund, including posting collateral directly with a futures commission merchant, broker or the option clearinghouse.

Asset Segregation/Cover. To the extent obligations created by a Fund may be deemed to create “senior securities” (as defined in the 1940 Act), the Fund may be required to segregate or earmark liquid assets. Each Fund segregates with its custodian or otherwise designates on its records (“earmarks”) cash, cash equivalents or liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are segregated or earmarked may be based on the derivative’s notional value or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. A Fund may segregate or earmark amounts in addition to the amounts described above. For example, if a Fund writes a physically settled put option, it will typically segregate or earmark liquid assets equal to the exercise price of the option, less margin on deposit or hold the reference instrument directly; if the Fund writes a cash settled put option, it will typically segregate or earmark liquid assets equal to the amount the option is in the money (meaning the difference between the exercise price of the option and the current market price of the reference instrument, when the exercise price of the option is higher than the market price of the reference instrument), marked to market on a daily basis, less margin on deposit. Alternatively, a Fund may, in certain circumstances, enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may cover a written put option with a purchased put option with the same or higher exercise price or cover a written call option with a purchased call option with the same or lower exercise price). Although the Adviser attempts to ensure that a Fund has sufficient liquid assets in respect of its obligations under its derivative contracts, it is possible that the Fund’s liquid assets may be insufficient to support such obligations under its derivatives positions. A Fund may modify its asset segregation policies from time to time.

Regulatory Issues. With respect to the Funds, the Adviser has claimed an exclusion from the definition of the term CPO under the Commodity Exchange Act (the “CEA”) pursuant to CFTC Rule 4.5. Accordingly, the Adviser (with respect to each Fund) is not subject to registration or regulation as a CPO under the CEA.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the Fund.

Tax Issues. A Fund’s investments in options and other derivative instruments could affect the amount, timing and character of the Fund’s distributions; in some cases, the tax treatment of such investments may not be certain. The tax issues relating to these and other types of investments and transactions are described more fully under “Tax Status” below.

Additional Information Regarding Leverage. The Funds may use leverage. Although the use of leverage may create an opportunity for increased returns of a Fund, it also results in additional risks and can magnify the effect of any losses and thus could negatively impact a Fund’s business and results of operation and have important adverse consequences to a Fund’s investments. The loss on leverage transactions may substantially exceed the initial investment.

The terms of financing arrangements entered into by the Funds may restrict a Fund’s operating flexibility, including covenants that, among others, may limit the Fund’s ability to: (i) pay distributions in certain circumstances, (ii) incur additional debt and (iii) engage in certain transactions. If a Fund secures its leverage through the pledging of collateral, a Fund may, if a Fund is unable to generate sufficient cash flow to meet principal and interest payments on its indebtedness, be subject to risk that it is required to surrender its collateral and that such collateral may be liquidated at inopportune times or at prices that are not favorable to the Fund and cause significant losses. If a lender seizes and liquidates pledged collateral, such collateral may be sold at distressed price levels. A Fund will fail to realize the full value of such asset in a distressed sale.

The Funds may be required to pay commitment fees and other costs of borrowings under the terms of a credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by a Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Funds.

If a Fund cannot generate sufficient cash flow from investments, it may need to refinance all or a portion of indebtedness on or before maturity. During the economic downturn that began in 2008, the U.S. capital markets experienced historic dislocations and liquidity disruptions, which caused financing to be unavailable in many cases and, even if available, caused the cost of prospective financings to increase. These circumstances have materially impacted liquidity in the debt markets, making financing terms for borrowers able to find financing less attractive and in many cases have resulted in the unavailability of certain types of debt financing. Uncertainty in the debt and equity markets may negatively impact a Fund’s ability to access financing on favorable terms or at all. The inability to obtain additional financing could have a material adverse effect on a Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, a Fund’s returns may be harmed.

Additional Information Regarding Operational Risk. The Funds, their service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to these systems or data within them (a “cyber attack”), whether systems of the Funds, the Funds’ service providers, counterparties or other market participants. Power or communications outages, acts of God, information technology equipment malfunctions, operational errors (both human and systematic) and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Funds, the Funds’ service providers or other market participants, impacting the ability to conduct the Funds’ operations.

Cyber attacks, disruptions or failures that affect the Funds’ service providers or counterparties may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations. In addition, cyber attacks, disruptions or failures may cause reputational damage and subject the Funds or their service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs and/or additional compliance costs. The Funds and their service providers may also incur substantial costs for cyber-security risk management in order to prevent or mitigate cyber-security incidents, and the Funds and their shareholders could be negatively impacted as a result of such costs.

Similar types of operational (both human and systematic) and technology risks are also present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments to lose value. In addition, cyber attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to a Fund, which may result in losses to a Fund and its shareholders. Furthermore, as a result of cyber attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in, among other things, a Fund’s inability to buy or sell certain securities or financial instruments or to accurately price its investments. The Funds cannot directly control any cyber-security plans or systems put in place by its service providers, Fund counterparties, issuers in which the Funds invest or securities markets and exchanges.

Additional Information Regarding Equity Securities. The Funds may invest directly or indirectly in public or private equity securities, including common stock, preferred stock, convertible stock and/or warrants. Equity investments may afford the Fund voting rights as well as the opportunity to receive dividends and/or capital appreciation. The Funds may also invest directly or indirectly in equity securities of both foreign and U.S. companies. Certain equity securities may be purchased because they may provide dividend income. These equity investments may take any of the following forms:

Common Stock. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure

Preferred Stocks. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid. Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemption prior to maturity, which also can have a negative impact on prices when interest rates decline. Preferred stock may pay fixed or adjustable rates of return. Preferred stock generally pays a dividend and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. Warrants are securities permitting the holder to purchase equity securities at specific prices valid for a specific period of time. Their values do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and certain other distinguishing features. Rights and warrants are typically distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer unless and until they are exercised for the underlying equity securities.

Convertible Securities. Convertible securities are debt securities or preferred stock that may be converted in whole or in part into common stock or other equity securities. Their prices do not necessarily move parallel to the prices of the underlying securities. Convertible securities generally have no voting rights. The value of a convertible security is a function of its “bond value,” which is the value of the debt or preferred stock component of the security, and its “conversion value,” which is the value of the right to convert the securities into common stock or other equity securities. The bond value will likely increase when interest rates fall and decrease when interest rates rise, and the conversion value will likely increase when the value of the underlying equity security increases and decrease when the value of the underlying equity security decreases. If the bond value is relatively high compared to the conversion value, the security will behave more like a debt security, and if the conversion value is relatively high compared to the bond value, the security will behave more like an equity security.

Additional Information Regarding Risks of Investing in Equities. Equities fluctuate in price, and their short-term volatility at times may be great. Many factors can affect a particular equity security’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or its industry. To the extent that a Fund obtains exposure to equity securities, the value of that Fund’s portfolio will be affected by changes in the stock markets. Market risk can affect the Funds’ net asset value per share, which will fluctuate as the values of the Funds’ portfolio securities change. The prices of individual equity securities do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from one another. The value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Developed Markets VRP Fund’s Subsidiary. The assets of the Developed Markets VRP Fund may be invested in a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands. The Subsidiary is expected to write call and put options related to developed markets securities.

By investing in its Subsidiary, the Developed Markets VRP Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The instruments held by the Subsidiary are in many respects similar to those that are permitted to be held by the Fund and subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved.

Additional Information Regarding Small and Mid-Capitalization Investing. The Funds may gain exposure to the securities of small capitalization companies, ETFs whose portfolios consist primarily of common stocks of small-capitalization companies, mid-capitalization companies, recently organized companies and derivative instruments related to those securities. Historically, such securities, and particularly securities of smaller capitalization companies, have been more volatile in price than those of larger capitalization, more established companies. Many of the risks that apply to small capitalization companies also apply to mid-capitalization companies, and such companies are included in the term “small capitalization companies” for the purposes of this risk factor. The securities of small capitalization and recently organized companies pose greater investment risks because such companies may have limited product lines, distribution channels and financial and managerial resources. In particular, small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a larger number of qualified managerial and technical personnel. The equity securities of small capitalization companies are often traded over the counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Funds or entities in which the Funds obtain exposure may be required to dispose of such securities or remain in a short position over a longer (and potentially less favorable) period of time than is required to dispose of or close out of a short position with respect to the securities of larger, more established companies. Investments in equity or debt instruments issued by small capitalization companies may also be more difficult to value than other types of securities because of the foregoing considerations as well as, if applicable, lower trading volumes. Investments in companies with limited or no operating histories are more speculative and entail greater risk than do investments in companies with an established operating record.

Large Capitalization Investing. The equity securities of large capitalization companies can perform differently from other segments of the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller capitalizations, they may also be less flexible in evolving markets or unable to implement changes as quickly as their smaller counterparts. Accordingly, the value of equity securities issued by large capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods. Market capitalizations of companies change over time.

Investment in Other Investment Companies. The Funds may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. The Funds may invest, for example, in ETFs, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Funds might do so as a way of gaining exposure to the segments of the equity markets represented by the ETFs’ portfolio, at times when the Funds may not be able to buy those portfolio securities directly.

The shares of other investment companies may fluctuate in price and may be worth more or less when a Fund sells them. Investing in another investment company through the secondary market may involve the payment of substantial premiums above the value of such investment company’s portfolio securities. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Exchange-Traded Funds. Each Fund may invest directly or indirectly in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. The Funds may purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

Investments in ETFs are subject to the same risks as investments in other investment companies, as described above. Certain risks of investing in an index-based ETF are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index); and the risk that because an ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAVs and the risk that the ETFs may not be liquid. Furthermore, there may be times when the exchange halts trading, in which case the investors owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.

Debt Investments. The Funds can invest directly or indirectly in debt securities. The Funds may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade. The Funds have no limits as to the maturity of debt securities in which they invest directly or indirectly or as to the market capitalization range of the issuers. The Funds do not have investment policies establishing specific maturity ranges for their investments, and they may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities markets.

Corporate Debt Securities. The Funds can purchase or gain exposure to a variety of debt securities of varying maturities issued by U.S. and foreign corporations, partnerships or other business entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date. The debt securities in which a Fund is directly or indirectly invested may be subordinate to other liabilities of the issuer. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations to the holders of its subordinated debt. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Below Investment Grade Securities. The Funds can invest directly or indirectly in below-investment-grade fixed income securities. Below investment grade debt securities, which are commonly called “junk bonds,” are bonds rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”) or that have comparable ratings by another rating organization. Securities held directly or indirectly by the Funds may be downgraded to below investment grade status after a Fund purchases them. Issuers of high yield debt are in many cases highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. Issuers of high yield debt may also be in poor financial condition, face special competitive or product obsolescence problems or be in bankruptcy or other reorganizations or corporate liquidations.

U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued) and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a Fund’s direct or indirect investment in Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of a Fund’s Treasury obligations to decline.

The Funds can also buy or gain exposure to U.S. Treasury securities whose interest coupons have been “stripped” by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below and Treasury Inflation-Protection Securities (“TIPS”). The U.S. Treasury securities called “TIPS” are designed to provide an investment that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called “Ginnie Maes”). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“Fannie Maes”) and Federal Home Loan Mortgage Corporation obligations (“Freddie Macs”). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies’ securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability. In September 2008, the Federal Housing Finance Agency, an independent regulatory agency, placed the Federal National Mortgage Association and Federal Home Loan Mortgage Association into conservatorship. The U.S. Department of Treasury also entered into a secured lending credit facility with those companies and a preferred stock purchase agreement. The preferred stock purchase agreement was designed to ensure that each company maintain a positive net worth, be able to meet its outstanding obligations and continue providing liquidity to the mortgage market.

Zero-Coupon Securities. The Funds can invest directly or indirectly in zero-coupon securities. Zero-coupon U.S. government securities will typically be U.S. Treasury notes and U.S. Treasury bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

A Fund’s exposure to zero-coupon securities may cause the Fund to recognize income for federal income tax purposes without a corresponding receipt of cash; this can require the Fund to dispose of investments, including when not otherwise advantageous to do so, to meet distribution requirements.

The Funds may also obtain exposure to zero-coupon and delayed interest securities and “stripped” securities of U.S. and foreign corporations and of foreign government issuers. These are similar in structure to zero-coupon and “stripped” U.S. government securities, but in the case of foreign government securities may or may not be backed by the “full faith and credit” of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

Other “Stripped” Securities. In addition to buying stripped Treasury securities (as described herein), the Funds can invest directly or indirectly in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security’s principal or interest payments. These are a form of derivative investment.

Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an “interest-only” security, or “I/O,” and all of the principal is distributed to holders of another type of security, known as a “principal-only” security or “P/O.” Strips can be created for pass-through certificates or collateralized mortgage obligations (CMOs).

The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, a Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

Floating Rate and Variable Rate Obligations. The Funds can invest directly or indirectly in debt securities that have floating or variable interest rates. Those variable rate obligations may have a demand feature that allows a Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

Because the interest rates on floating rate bonds adjust periodically to reflect current market rates, falling short-term interest rates should tend to decrease the income payable to the Funds on their floating rate investments and rising rates should tend to increase that income. However, investments in floating rate and variable rate obligations should also mitigate the fluctuations in the Funds’ net asset values during periods of changing interest rates, compared to changes in values of fixed-rate debt securities. Nevertheless, changes in interest rates can affect the value of a Fund’s floating rate investments, especially if rates change sharply in a short period, because the resets of the interest rates on the investments occur periodically and will not all happen simultaneously with changes in prevailing rates. Having a shorter average reset period for its portfolio of investments may help mitigate that risk.

The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as the Prime Rate, the 91-day U.S. Treasury Bill rate or some other standard. The instrument’s rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days’ notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days’ notice to the holder. The Funds can also invest directly or indirectly in step-coupon bonds that have a coupon rate that changes periodically during the life of the security on pre-determined dates that are set when the security is issued.

Exchange-Traded Notes (“ETNs”). An investment in an ETN involves risks, including possible loss of principal. ETNs are a type of structured note, and are unsecured debt securities that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption and as a result the investor may receive less than the principal amount a maturity or upon redemption, even if the value of the relevant index has increased.

Additional Information Regarding Foreign Securities. The Funds invest or have exposure to investments in foreign (non-U.S.) securities. “Foreign securities” include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or issued by foreign supra-national entities.

Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

○	transaction charges for currency exchange;
○	greater difficulties in commencing lawsuits;
○	higher brokerage commission rates than in the United States;
○	increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
○	unfavorable differences between the U.S. economy and foreign economies;

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities (e.g., through Funds’ brokerage contacts and the Funds’ custodial network), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.

Information Regarding Emerging Market Securities. The Funds may invest directly or indirectly in the securities of issuers economically tied to emerging market or frontier market countries. Emerging markets and frontier markets are collectively referred to as “emerging markets” for purposes of this risk factor.

General Emerging Market Risks. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country, and may be more likely in emerging markets than in developed markets. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in that country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with those investments.

Restrictions on Foreign Investment. A number of emerging securities markets restrict foreign investment to varying degrees. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. In addition, new or additional repatriation or other restrictions might be imposed subsequent to the Fund’s investment. If such restrictions were to be imposed subsequent to a Fund’s investment in the securities markets of a particular country, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to a Fund’s liquidity needs and all other acceptable positive and negative factors. Some emerging markets limit foreign investment, which may decrease returns relative to domestic investors. A Fund may seek exceptions to those restrictions. If those restrictions are present and cannot be avoided by the Fund, the Fund’s returns may be lower.

Settlement Risks. Settlement systems in emerging markets may be less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus there may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank through whom the relevant transaction is effected might result in a loss being suffered by the Fund. A Fund seeks, when possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that a Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in emerging markets frequently lack the substance, capitalization and/or financial resources of those in developed countries.

There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to a Fund. Furthermore, compensation schemes may be non-existent, limited or inadequate to meet a Fund’s claims in any of these events.

Counterparty and Third Party Risk. Trading in the securities of emerging markets presents additional credit and financial risks. A Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular emerging market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. A Fund may not be able to reduce or mitigate risks related to trading with emerging market counterparties. The Funds seek, when possible, to use counterparties whose financial status is such that the risk of default is reduced, but the risk of losses resulting from default is still possible.

Government in the Private Sector. Government involvement in the private sector varies in degree among the emerging markets in which a Fund may invest. Such involvement may, in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies, to the possible detriment of a Fund’s investments in that country.

Litigation. A Fund may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain emerging markets. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.

Fraudulent Securities. It is possible, particularly in emerging markets, that purported securities in which a Fund invests may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Local Taxation. The local taxation of income and capital gains accruing to non-residents varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. The Funds seek to reduce these risks by careful management of assets. However, there can be no assurance that these efforts will be successful.

Political Risks/Risks of Conflicts. Recently, various countries have seen significant internal conflicts and in some cases, civil wars have had an adverse impact on the securities markets of the countries concerned. These concerns may be greater in emerging markets than in developed markets. In addition, the occurrence of new disturbances due to acts of war or other political developments cannot be excluded. Apparently stable systems may experience periods of disruption or improbable reversals of policy. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments could adversely affect a Fund’s investments. The transformation from a centrally planned, socialist economy to a more market oriented economy has also resulted in many economic and social disruptions and distortions. Moreover, there can be no assurance that the economic, regulatory and political initiatives necessary to achieve and sustain such a transformation will continue or, if such initiatives continue and are sustained, that they will be successful or that such initiatives will continue to benefit foreign (or non-national) investors. Certain instruments, such as inflation indexed instruments, may depend upon measures compiled by governments (or entities under their influence), which are also the obligors.

Additional Information Regarding Borrowing Risk. Each Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities). A Fund’s investment portfolio may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher risk instruments. As a result, a Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement. If so, the Fund may not meet its investment objectives.

Additional Information Regarding Repurchase Agreements. The Funds may enter into repurchase agreements with banks and broker-dealers, with the Funds as the initial purchasers of securities held by the banks or broker-dealers. They might do so with temporarily available cash (e.g., pending the investment of the proceeds from sales of Fund shares or pending the settlement of portfolio securities transactions) or for temporary defensive purposes. In this case, a repurchase agreement is a contract under which a Fund acquires a security, typically for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to any coupon rate on the purchased security. Approved sellers for repurchase agreements on U.S. government securities include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Adviser from time to time. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above and in the Prospectus, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. There is no limit on the amount of the Fund’s net assets that may be subject to repurchase agreements, subject to any limitations on illiquid investments.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with banks and brokers with the Fund as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings if a Fund covers its obligations under these transactions or maintains liquid assets equal in value to its obligations in respect of these transactions.

“When-Issued” and “Delayed-Delivery” Transactions. The Funds may invest in securities on a “when-issued” basis and may purchase or sell securities on a “delayed-delivery” (or “forward-commitment”) basis. ”When-issued” and “delayed-delivery” are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Fund. During the period between purchase and settlement, a Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

The Funds may engage in when-issued transactions to secure what the Adviser considers to be an advantageous price and yield at the time the obligation is entered into. When a Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Adviser considers to be advantageous.

When a Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although a Fund’s purpose in entering into delayed-delivery or when-issued purchase transactions is to acquire securities, it may dispose of a commitment prior to settlement. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time a Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund’s net asset value. In a sale transaction, it records the proceeds to be received. Each Fund identifies on its books liquid assets at least equal in value to the value of the Fund’s purchase commitments until the Fund pays for the investment.

When-issued and delayed-delivery transactions can be used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Bank Loans. Each Fund may invest in bank loans. By purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. A Fund may hold an interest in a loan through another financial institution, and in such cases would be purchasing a “participation” in the loan. A Fund also may purchase loans by assignment from another lender, and in such cases would act as part of a lending syndicate. Many loans are secured by the assets of the borrower, and most impose restrictive covenants that must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, typically including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower as well as the financial institution from which it purchases the participation interest. The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which a Fund will invest, however, the Adviser will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. The Adviser’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions and responsiveness to changes in business conditions and interest rates. The Adviser generally will not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which a Fund may invest generally are not rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan will depend almost exclusively on the Adviser’s, and the original lending institution’s credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to a Fund’s credit quality policy. The loans in which a Fund may invest include those that pay fixed rates of interest and those that pay floating rates - i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Investing directly in loans or other direct debt instruments exposes a Fund to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations.

In addition, when holding a loan participation, the Fund is subject to the credit risk of the intermediary financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

Legal and Regulatory Risks. The Funds may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the Commission, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010. The Funds may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the Commission, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Funds invest may also be affected by the new legislation and regulation in ways that are currently unforeseeable. Governments or their agencies also may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The long-term implications of government ownership and disposition of these assets are unclear, and may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

The Dodd-Frank Act provides for, among other things, new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. While some of the relevant rules have been finalized and implemented, others are still not in effect, so its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by a Fund, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements) and the Fund’s ability to execute certain investment strategies may be adversely affected as a result. It is unclear how the regulatory changes will affect counterparty risk.

If a perception develops that there is or in the future could be renewed regulatory focus on participants who benefit from their participation in any U.S. government-sponsored program, or attempts by legislative and/or regulatory bodies to impose new restrictions and/or taxes and penalties on such participants, possibly even with retroactive effect, then a Fund’s position in such securities may be compromised.

Liquidity and Restricted Securities. The Trust’s Board of Trustees has delegated to the Adviser the responsibility for determining whether the securities in which the Funds invest are liquid or illiquid, which the Adviser carries out on a case-by-case basis based on procedures approved by the Board that set forth various factors relating to a Fund’s ability to dispose of such securities in an appropriate manner. The Board reviews periodic reports provided by the Adviser in accordance with the procedures. Each Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid, which may be difficult to value properly and may involve greater risks than liquid securities. The value of a Fund’s holdings of illiquid securities may exceed the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons. A Fund is not required to hold a certain level of cash at all times.

Investment in Relatively New Issuers. The Funds may occasionally gain exposure to the equities of selected new issuers. Direct or indirect investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies also may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be the case.

Adjustable Rate and Auction Preferred Stocks. The Funds may invest in adjustable rate or auction rate preferred stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks generally are adjusted or reset frequently, the market values of these preferred stocks still may fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

Portfolio Turnover. Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. A Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Additional Information Regarding Securities Lending. Each Fund may earn additional income from lending securities. Voting rights or rights to consent with respect to the loaned securities pass to the borrower. Each Fund generally will have the right to call securities loans at any time on reasonable notice, and generally intends to do so if both (i) the Adviser receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, as described in the Prospectus, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

During the time a security is on loan and the issuer of the security makes an interest or dividend payment, the borrower pays a Fund a substitute payment equal to any interest or dividends the Fund would have received directly from the issuer of the security if the Fund had not loaned the security. When a Fund receives dividends directly from domestic or certain foreign corporations, a portion of the dividends paid by the Fund itself to its shareholders and attributable to those dividends (but not the portion attributable to substitute payments) may be eligible for: (i) treatment as “qualified dividend income” in the hands of individuals; or (ii) the federal dividends received deduction in the hands of corporate shareholders. The Adviser therefore may cause a Fund to terminate a securities loan – and forego any income on the loan after the termination – in anticipation of a dividend payment. By doing so, a Fund would receive the dividend directly from the issuer of the securities, rather than a substitute payment from the borrower of the securities, and thereby preserve the possibility of those tax benefits for certain Fund shareholders. However, the Adviser is under no obligation to do so, and there can be no assurance that the Adviser will do so in all circumstances or at all.

Investment Restrictions

Fundamental Investment Restrictions of the Funds

The following investment restrictions of the Funds are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of each Fund’s outstanding voting securities. Under the 1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Fund.

Under these restrictions, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and U.S. VRP Master Fund:

(1) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;1

(2) may not borrow money, except to the extent permitted under the 1940 Act;

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. A Fund may loan no more than one-third of its total assets;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

1   Section 18(f)(1) of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.” To the extent obligations created by a Fund may be deemed to create senior securities such Fund will segregate or earmark liquid assets with its custodian in accordance with 1940 Act Release No. 10666 (Apr. 18, 1979), and the guidance of related no-action letters issued by the Commission, to cover these obligations.

The Developed Markets VRP Fund:

(1) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act and other applicable law, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

(2) may not borrow money, except to the extent permitted under the 1940 Act and other applicable law, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. A Fund may loan no more than one-third of its total assets;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options contracts foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Section 18(f)(1) of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.” To the extent obligations created by an Underlying Fund may be deemed to create “senior securities” (as defined in the 1940 Act), such Fund may be required to segregate or earmark liquid assets, or enter into offsetting transactions or own positions covering its obligations.

The Global Equity VRP Master Fund:

(1) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act and other applicable law, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

(2) may not borrow money, except to the extent permitted under the 1940 Act and other applicable law, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. A Fund may loan no more than one-third of its total assets;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures, options and foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

Section 18(f)(1) of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.” To the extent obligations created by an Underlying Fund may be deemed to create “senior securities” (as defined in the 1940 Act), such Fund may be required to segregate or earmark liquid assets, or enter into offsetting transactions or own positions covering its obligations.

For all Funds:

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

The 1940 Act permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%. The 1940 Act provides that, in the event that such asset coverage shall at any time fall below 300%, a mutual fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The 1940 Act permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

Temporary Defensive Positions

Normally, each Fund, including the U.S. VRP Master Fund and Global Equity VRP Master Fund, invests substantially all of its assets to meet its investment objective. A Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities or may hold cash. The Funds may adopt defensive strategies when the Adviser believes securities in which the Funds normally invest have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Portfolio Turnover

[The historical portfolio turnover rate for each Fund is shown under the heading “Financial Highlights” in the Fund’s Prospectus. The change in the portfolio turnover rate for the [ ] Fund ([ ]% for the fiscal year 2017 compared to [    ]% for the fiscal year 2016) was generally the result of decreased trading volume in long-term securities.]

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of each Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings that are not publicly available (“Confidential Portfolio Holdings”) and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

The holdings of each Fund will be disclosed in quarterly filings with the Commission on Form N-Q as of the end of the first and third quarters of each Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of each Fund’s fiscal year. In addition, each Fund may disclose to the general public its holdings information from time to time.

The Trust may disclose Confidential Portfolio Holdings to certain persons, including shareholders of the Trust (including shareholders of record of indirect investments in a Fund through another fund managed by the Adviser), qualified potential shareholders as determined by the Adviser (including qualified potential shareholders who are considering an indirect investment in a Fund through another fund managed by the Adviser), and their consultants or agents (“Permitted Recipients”). This information may be made available as soon as the business day following the date to which the information relates.

Except as otherwise noted, to receive Confidential Portfolio Holdings, Permitted Recipients must enter into a confidentiality agreement with the Adviser and the Trust that requires that the Confidential Portfolio Holdings be used solely for purposes determined by senior management of the Adviser to be in the best interest of the shareholders of the Fund to which the information relates.

If the Adviser becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Confidential Portfolio Holdings, the Adviser shall cease providing such information to such recipient.

If senior management of the Adviser identifies a potential conflict with respect to the disclosure of Confidential Portfolio Holdings between the interest of a Fund’s shareholders, on the one hand, and the Adviser or an affiliated person of the Adviser or the Fund, on the other, the Adviser is required to inform the Trust’s Chief Compliance Officer (“CCO”) of the potential conflict, and the CCO has the power to decide whether, in light of the circumstances, disclosure should be permitted under the circumstances. The CCO also is required to report her decision to the Board of Trustees.

In addition, the Trust may also disclose Confidential Portfolio Holdings on a selective basis if the CCO (or an individual designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Fund shareholders.

Notwithstanding the foregoing, Confidential Portfolio Holdings of a Fund may generally be made available more frequently and prior to its public availability (i) to the Adviser, the Funds’ administrator, custodian, principal underwriter and certain other service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical or consulting services, ratings and rankings agencies and other unaffiliated third parties or their affiliates that provide services and may require Confidential Portfolio Holdings to provide services to the Funds (collectively, “Service Providers”); (ii) to an accounting firm, an auditing firm, or outside legal counsel retained by the Service Providers, their affiliates, or a Fund; (iii) to certain Fund affiliates; (iv) as required by law; and (v) to any other party for a legitimate business purpose upon waiver or exception, with the approval of the CCO.

The policies and procedures of the Funds provide that none of the Funds, their service providers, the Adviser or any other party may receive compensation in connection with the disclosure of Confidential Portfolio Holdings.

The Adviser has primary responsibility for ensuring that a Fund’s Confidential Portfolio Holdings are disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Holdings.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of the Funds are managed under the oversight of the Board subject to the laws of the State of Delaware and the Trust’s Third Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”). The Trustees are responsible for oversight of the practices and processes of the Funds and their service providers, rather than active management of the Funds, including in matters relating to risk management. The Trustees seek to understand the key risks facing the Funds, including those involving conflicts of interest; how Fund management identifies and monitors those risks on an ongoing basis; how Fund management develops and implements controls to mitigate those risks; and how Fund management tests the effectiveness of those controls. The Board cannot foresee, know or guard against all risks, nor are the Trustees guarantors against risk. The officers of the Funds conduct and supervise the Funds’ daily business operations. Trustees who are not deemed to be “interested persons” of the Funds as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Funds are referred to as “Interested Trustees.”

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings, including in-person or telephonic meetings, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. At these meetings, officers of the Trust provide the Board (or one of its committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, audit results, and insurance and fidelity bond coverage. In addition, it is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements and certain other plans and agreements and to consider such other matters as they deem appropriate.

The Board has established two standing committees — an Audit Committee and a Valuation Committee — to assist the Board in its oversight of risk as part of its broader oversight of the Funds’ affairs. The Committees, both of which are comprised solely of the Board’s Independent Trustees, are described below. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.

The Board does not have a lead Independent Trustee. The Board, taking into consideration its oversight responsibility of the Funds, including the Funds’ regular use of fair valuation and the Board’s extensive experience overseeing the development and implementation of fair valuation processes for the Adviser’s registered investment companies, believes that its leadership structure is appropriate. In addition, the Board’s use of Committees (each of which is chaired by an Independent Trustee with substantial industry experience) and the chair’s role as chief executive officer of the Adviser, serve to enhance the Board’s understanding of the operations of the Funds and the Adviser.

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below. Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years. Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.

Independent Trustees

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(2)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since 2012	Self-employed, since 2011; Principal, TPG Capital, L.P. (private equity firm), until 2011; Chief Financial Officer, Newbridge Capital, LLC (private equity firm), until 2011	15	None.

Daniel Charney (1970)	Trustee	since 2012	Head of Equities, Cowen Group (financial services firm), since 2012; Jefferies & Co. (investment bank), until 2011	15	None.

Interested Trustee

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(2)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens(3) (1969)	Trustee, Chairman	since 2012	Founder, Chief Executive Officer and President of Stone Ridge Asset Management LLC since 2012; Investment Committee and Co-Head of Portfolio Managers Committee, Magnetar Capital (investment advisory firm), until 2012	15	None.

(1)	Each Trustee serves until resignation or removal from the Board.
(2)	The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V, other investment companies managed by the Adviser.
(3)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

Additional Information about the Trustees.

Jeffery Ekberg – Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board. The Board also benefits from his previous experience as a member of the board of other funds.

Daniel Charney – Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens – Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information about the Board’s Committees. The Trust has an Audit Committee and a Valuation Committee. The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Messrs. Ekberg and Charney. Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert. Mr. Charney is the Valuation Committee Chair.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and each Fund’s financial statements and the independent audit thereof; (3) to oversee the activities of the CCO; (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of the Funds’ audits, the Funds’ accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting. The Audit Committee met [     ] times during the fiscal year ended October 31, 2017.

The Valuation Committee also operates pursuant to a written charter. The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows: (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of the Funds’ assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of the Funds’ assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board. The Valuation Committee met [    ] times during the fiscal year ended October 31, 2017.

Trustee Ownership of the Funds. The following table shows the dollar range of equity securities owned by the Trustees in the Funds and in other investment companies overseen by the Trustee within the same family of investment companies as of December 31, 2017. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Funds by its Trustees and executive officers.

	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Independent Trustees
Jeffery Ekberg	$[ ] - $[ ]	U.S. Large Cap VRP Fund	$[ ]
	$[ ] - $[ ]	U.S. Small Cap VRP Fund
	$[ ] - $[ ]	U.S. VRP Master Fund
	$[ ] - $[ ]	Developed Markets VRP Fund
	$[ ] - $[ ]	Global Equity VRP Master Fund

Daniel Charney	$[ ] - $[ ]	U.S. Large Cap VRP Fund	$[ ]
	$[ ] - $[ ]	U.S. Small Cap VRP Fund
	$[ ] - $[ ]	U.S. VRP Master Fund
	$[ ] - $[ ]	Developed Markets VRP Fund
	$[ ] - $[ ]	Global Equity VRP Master Fund

Interested Trustee
Ross Stevens	$[ ] - $[ ](2)	U.S. Large Cap VRP Fund	$[ ]
	$[ ] - $[ ](2)	U.S. Small Cap VRP Fund
	$[ ] - $[ ](3)	U.S. VRP Master Fund
	$[ ] - $[ ](2)	Developed Markets VRP Fund
	$[ ] - $[ ](3)	Global Equity VRP Master Fund

(1)	Family of Investment Companies includes the Trust as well as Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, other investment companies managed by the Adviser.
(2)	Beneficial ownership through the Adviser’s or its affiliates’ investments and indirect investments (through a Master Fund) in the Fund.
(3)	Beneficial ownership through the Adviser’s or its affiliates’ direct Fund investments.

[None of the Independent Trustees or their family members beneficially owned any class of securities of the Adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Fund, as of December 31, 2017.]

Compensation of Board Members. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Stone Ridge funds. The Trust does not pay retirement benefits to its Trustees and officers. Each Fund pays a portion of the compensation of the CCO. Other officers and Interested Trustees of the Trust are not compensated by the Funds. The following table sets forth compensation received by Independent Trustees for the fiscal year ended October 31, 2017:

Independent Trustees	Aggregate Compensation From the Funds	Total Compensation From the Fund Complex(1) Paid to Trustee
Jeffery Ekberg	$[ ]	$[ ]
Daniel Charney	$[ ]	$[ ]

(1)	The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V, other investment companies managed by the Adviser.

Officers of the Trust

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2012	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer and President of the Adviser, since 2012; prior to that Magnetar Capital (investment advisory firm) (Investment Committee and Co-Head of Portfolio Managers Committee).

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary and Chief Legal Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016; prior to that Associate at Ropes & Gray LLP (law firm).

Patrick Kelly (1978)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Chief Operating Officer of Quantitative Strategies at Magnetar Capital (investment advisory firm).

Robert Gutmann (1982)	Vice President	since 2012	Head of Product Development & Execution of the Adviser, since 2012; prior to that head of Delta-One Synthetic Solutions at RBC Capital Markets.

Yan Zhao (1985)	Assistant Secretary	since 2012	Head of Reinsurance of the Adviser, since 2012; prior to that Consultant at Boston Consulting Group (consulting firm).

Richard Taylor (1980)	Assistant Treasurer	since 2015	Head of Operations of the Adviser, since 2013; prior to that Budget Analyst at Integrated Rehabilitation and Recovery Care Service (construction firm) and Head of Operations at Ruby Capital Partners LLP (investment advisory firm).

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(2)	The term of office of each officer is indefinite.

Codes of Ethics. Each of the Trust and the Adviser has adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the Commission.

PROXY VOTING POLICIES AND PROCEDURES

Attached as Appendix B to this SAI is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.

However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Funds’ investment objectives. Information on how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 is available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the Commission’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities. A control person is one who owns beneficially, either directly or through controlled companies, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.

As of [        ], 2018, the following persons owned of record or beneficially more than 5% of the outstanding shares of a particular class of the applicable Fund.

U.S. Large Cap VRP Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

U.S. Large Cap VRP Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

U.S. Small Cap VRP Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

U.S. Small Cap VRP Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

U.S. VRP Master Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

U.S. VRP Master Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

Developed Markets VRP Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

Developed Markets VRP Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

Global Equity VRP Master Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

Global Equity VRP Master Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
[ ]	[ ]%	[ ]	[ ]	[ ]

(1)

“Record Ownership” means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” Beneficial ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

[As of [        ], 2018, the Trustees and officers of the Trust as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund.]

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge Asset Management LLC is the Adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The managing member of the Adviser is Ross Stevens. Ross Stevens, Chief Executive Officer and President of the Adviser, Patrick Kelly, Chief Operating Officer of the Adviser, and Lauren D. Macioce, General Counsel and Chief Compliance Officer of the Adviser, are affiliated persons of the Trust.

Stone Ridge Asset Management LLC serves as the Adviser of each Fund pursuant to an investment management agreement. Each investment management agreement has an initial term of two years from its effective date and continues in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The investment management agreement may nevertheless be terminated at any time without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of each Fund, or by the Adviser. The investment management agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

For the U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and U.S. VRP Master Fund

Pursuant to the investment management agreement, the Adviser agrees (i) to make investment decisions and provide a program of continuous investment management for each Fund; prepare, obtain, evaluate and make available to each Fund research and statistical data in connection therewith; obtain and evaluate such information and advice relating to the economy, securities markets and securities as it deems necessary or useful to discharge its duties hereunder; engage in or supervise the selection, acquisition, retention and sale of investments, securities and/or cash; engage in or supervise the selection, acquisition, retention and sale of registered and unregistered investment funds and/or other investment vehicles (the “Investment Funds”); select brokers or dealers to execute transactions; and all of the aforementioned is required to be done in material accordance with each Fund’s investment objective, policies and limitations as stated in the Registration Statement and in accordance with guidelines and directions from the Board and any applicable laws and regulations; (ii) subject to the direction and control of the Board, to assist each Fund as it may reasonably request in the conduct of such Fund’s business, including oral and written research, analysis, advice, statistical and economic data, judgments regarding individual investments, general economic conditions and trends and long-range investment policies; determine or recommend the securities, instruments, repurchase agreements, options and other investments (including the Investment Funds) and techniques that a Fund will purchase, sell, enter into, use or provide in an ongoing evaluation of a Fund’s portfolio; continuously manage and supervise the investment program of a Fund and the composition of its investment portfolio in a manner consistent with the investment objective, policies and restrictions of a Fund, as set forth in the Registration Statement and as may be adopted from time to time by the Board and applicable laws and regulations; determine or recommend the extent to which a Fund’s portfolio shall be invested in securities, Investment Funds and other assets and what portion, if any, should be held uninvested; and undertake to do anything incidental to the foregoing to facilitate the performance of its obligations hereunder; (iii) to furnish to or place at the disposal of each Fund information, evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties as the Board may, from time to time, reasonably request and maintain or cause to be maintained for each Fund all books, records, reports and any other information required under the 1940 Act, to the extent that such books, records and reports and other information are not maintained or furnished by the custodian, transfer agent, administrator, subadministrator or other agent of a Fund; (iv) to furnish to or place at the disposal of each Fund, such office space, telephone, utilities and facilities as a Fund may require for its reasonable needs and to furnish at the expense of the Adviser, or an affiliate of the Adviser, clerical services related to research, statistical and investment work; (v) to render or make available to each Fund management and administrative assistance in connection with the operation of a Fund that shall include (i) compliance with all reasonable requests of the Board for information, including information required in connection with a Fund’s filings with the Commission, other federal and state regulatory organizations and self-regulatory organizations and (ii) such other services as the Adviser shall from time to time determine to be necessary or useful to the administration of a Fund.

The Adviser pays the reasonable salaries, fees and expenses of each Fund’s employees and officers (including each Fund’s share of any payroll taxes) and any fees and expenses of each Fund’s Trustees who are partners, directors, trustees or employees of or otherwise affiliated with the Adviser; however, each Fund bears travel expenses (or an appropriate portion thereof) of Trustees or Fund officers who are partners, directors, trustees or employees of the Adviser to the extent that such expenses relate to attendance at meetings of the Board or any committees thereof or Advisers thereto and each Fund bears all or a portion of the expenses related to each Fund’s chief compliance officer, as may be approved by the Board from time to time.

The Adviser is not responsible, except to the extent of the reasonable compensation of the Trust’s employees who are partners, directors, trustees or employees of the Adviser whose services may be involved, for the following expenses of each Fund: all fees and expenses directly related to portfolio transactions and positions for each Fund’s account such as direct and indirect expenses associated with each Fund’s investments, including its investments in Investment Funds, and enforcing the Trust’s rights in respect of such investments; brokerage commissions; interest and fees on any borrowings by each Fund; professional fees (including, without limitation, expenses of consultants, experts and specialists); research expenses and costs relating to the pricing and return data of Fund assets and related indices; fees and expenses of outside legal counsel (including fees and expenses associated with the review of documentation for prospective investments by each Fund), including foreign legal counsel; accounting, auditing, insurance and tax preparation expenses; fees and expenses in connection with repurchase offers and any repurchases or redemptions of Fund shares of beneficial interest; taxes and governmental fees (including tax preparation fees); fees and expenses of any custodian, subcustodian, transfer agent, registrar and any other agent of a Fund; all costs and charges for equipment or services used in communicating information regarding each Fund’s transactions among the Adviser and any custodian or other agent engaged by a Fund; bank services fees; expenses of preparing, printing and distributing copies of offering memoranda and any other sales material (and any supplements or amendments thereto), reports, notices, other communications to shareholders and proxy materials; expenses of preparing, printing and filing reports and other documents with government agencies; expenses of shareholders’ meetings; expenses of corporate data processing and related services; shareholder recordkeeping and shareholder account services, fees and disbursements; expenses relating to investor and public relations; and extraordinary expenses such as litigation expenses.

For the Developed Markets VRP Fund and Global Equity VRP Master Fund

Pursuant to the investment management agreement, the Adviser agrees to manage the investment and reinvestment of each Fund’s assets, determine what investments will be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund will be held uninvested, and continuously review, supervise and administer the investment program of each Fund. The Adviser bears its own operating and overhead expenses attributable to its duties under the investment management agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization and auditing expenses), except that each Fund bears travel expenses (or an appropriate portion thereof) of Trustees or Fund officers who are partners, directors, trustees or employees of the Adviser to the extent that such expenses relate to attendance at meetings of the Board or any committees thereof or advisers thereto, and each Fund bears all or a portion of the expenses related to the Funds’ chief compliance officer, as may be approved by the Board from time to time.

Each Fund bears all other costs of its operations, including, without limitation, the compensation of the Independent Trustees; ordinary administrative and operating expenses, including the management fee and all expenses associated with the pricing of Fund assets; risk management expenses; ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for each Fund’s account (including brokerage, clearing and settlement costs), custodial costs and interest charges; professional fees (including, without limitation, expenses of consultants, experts and specialists); fees and expenses in connection with repurchase offers and any repurchases or redemptions of Fund shares; legal expenses (including legal and other out-of-pocket expenses incurred in connection with the organization of each Fund and the offering of its shares); accounting and auditing expenses incurred in preparing, printing and delivering all reports (including such expenses incurred in connection with any Fund document) and tax information for shareholders and regulatory authorities, and all filing costs, fees, travel expenses and any other expenses directly related to the investment of each Fund’s assets. Each Fund will pay any extraordinary expenses it may incur, including any litigation expenses.

As compensation for its advisory services, each Fund, except the U.S. VRP Master Fund and Global Equity VRP Master Fund, pays the Adviser a fee, computed daily and paid monthly in arrears, at the annual rate of 1.25% of each Fund’s average daily net assets. In consideration of investment management fees to be paid to the Adviser by the Underlying Funds, the Adviser offers its services to the U.S. VRP Master Fund and Global Equity VRP Master Fund at no additional investment management fee.

To the extent the Adviser receives compensation for providing management services to a Subsidiary, (i) the Adviser will not receive compensation from a Fund in respect of the assets of the Fund that are invested in such Subsidiary (i.e., the compensation paid to the Adviser for services to the Fund will be calculated based on the Fund’s average daily net assets excluding the net assets of such Subsidiary), and (ii) any such compensation is determined as a percentage of the average daily net assets of such Subsidiary at the same rate and in the same manner as under the Fund’s investment management agreement.

Under the terms of the investment management agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the management contract (“disabling conduct”). In addition, the Funds will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

For the Developed Markets VRP Fund, the Adviser contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the applicable Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses (but not excluding the fees and expenses of any Subsidiary of the Fund except to the extent of such Subsidiary’s Excluded Fees and Expenses (as defined below), taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Fees and Expenses”) solely to the extent necessary to limit the total annualized expenses of the applicable Class to the percentage specified below of the average daily net assets attributable to such Class.

Fund	Expense Cap
Developed Markets VRP Fund	1.75% for Class I Shares 1.90% for Class M Shares

For the U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and Global Equity VRP Master Fund, the Adviser contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the applicable Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Fees and Expenses”)) solely to the extent necessary to limit the total annualized expenses of the applicable Class to the percentage specified below of the average daily net assets attributable to such Class.

Fund	Expense Cap
U.S. Large Cap VRP Fund	1.75% for Class I Shares 1.90% for Class M Shares
U.S. Small Cap VRP Fund	1.75% for Class I Shares 1.90% for Class M Shares
Global Equity VRP Master Fund	0.25% for Class I Shares 0.40% for Class M Shares

With respect to each Fund, the Adviser shall be entitled to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares (excluding Excluded Fees and Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be entitled to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed.

The Funds paid the following fees to the Adviser during the most recent three fiscal years ended October 31:

U.S. Large Cap VRP Fund	Fiscal year ended October 31, 2015	Fiscal year ended October 31, 2016	Fiscal year ended October 31, 2017
Gross Advisory Fees Accrued	$4,687,253	$4,717,970	$[ ]
Fees Waived/Expenses Reimbursed	$0	$0	$[ ]
Net Advisory Fees Paid	$4,687,253	$4,717,970	$[ ]

U.S. Small Cap VRP Fund	Fiscal year ended October 31, 2015	Fiscal year ended October 31, 2016	Fiscal year ended October 31, 2017
Gross Advisory Fees Accrued	$1,599,580	$1,649,486	$[ ]
Fees Waived/Expenses Reimbursed	$12,511	0	$[ ]
Net Advisory Fees Paid	$1,587,069	$1,649,486	$[ ]

Developed Markets VRP Fund	Fiscal year ended October 31, 2015	Fiscal year ended October 31, 2016	Fiscal year ended October 31, 2017
Gross Advisory Fees Accrued(1)	$1,298,317	$1,286,439	$[ ]
Fees Waived/Expenses Reimbursed	$0	$0	$[ ]
Net Advisory Fees Paid	$1,298,317	$1,286,439	$[ ]

(1)	Amounts include any fees paid by the Subsidiary to the Adviser.

For the fiscal year ended October 31, 2015, the Adviser recouped, pursuant to its expense limitation agreements, advisory fees that it had previously waived and/or expenses that it had previously borne in the amount of $132,063 for the Developed Markets VRP Fund. The Adviser also bore, pursuant to its expense limitation agreements, expenses of $125,491 for the Global Equity VRP Master Fund.

For the fiscal year ended October 31, 2016, the Adviser recouped, pursuant to its expense limitation agreements, advisory fees that it had previously waived and/or expenses that it had previously borne in the amount of $12,511 and $95,204 for the U.S. Small Cap VRP Fund and the Developed Markets VRP Fund, respectively. The Adviser also bore, pursuant to its expense limitation agreement, expenses of $54,253 for the Global Equity VRP Master Fund.

[For the fiscal year ended October 31, 2017, the Adviser recouped, pursuant to its expense limitation agreements, advisory fees that it had previously waived and/or expenses that it had previously borne in the amount of $[     ] for the [     ] Fund[s, respectively]. The Adviser also bore, pursuant to its expense limitation agreements, expenses of $[     ] for the [     ] Fund[s, respectively].]

Portfolio Managers

Mr. Gabriel Comeau, Mr. Daniel Fleder, Mr. Robert Gutmann, Mr. Jason Lu and Mr. Ross Stevens are primarily responsible for the day-to-day management of the Funds. The following tables set forth certain additional information with respect to Mr. Comeau, Mr. Fleder, Mr. Gutmann, Mr. Lu and Mr. Stevens. The information is as of October 31, 2017.

Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts for which Mr. Comeau, Mr. Fleder, Mr. Gutmann, Mr. Lu and Mr. Stevens have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)(2)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Gabriel Comeau	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Daniel Fleder	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Robert Gutmann	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Jason Lu	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Ross Stevens	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

(1)	Includes the Funds.
(2)

Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge Variance Risk Premium Master Fund, both series of Stone Ridge Trust that were managed by Mr. Comeau, Mr. Fleder, Mr. Gutmann, Mr. Lu and Mr. Stevens, liquidated as of December [     ], 2017, and December [ ], 2017, respectively.

The table below identifies the number of accounts for which Mr. Comeau, Mr. Fleder, Mr. Gutmann, Mr. Lu and Mr. Stevens have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Gabriel Comeau	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Daniel Fleder	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Robert Gutmann	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Jason Lu	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Ross Stevens	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

Each of the Portfolio Managers may also be responsible for managing other accounts in addition to the Funds, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the Portfolio Managers. Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a Portfolio Manager’s management of the investments of a Fund, on the one hand and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as a Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by a Fund, or may take positions that are opposite in direction from those taken by a Fund.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser and the Funds have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Investment Opportunities. A potential conflict of interest may arise as a result of the Adviser’s management of a number of accounts with similar or different investment strategies. When the Adviser purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. The Adviser attempts to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser has adopted policies and procedures that are intended to provide the Adviser with flexibility to allocate investments in a manner that is consistent with its fiduciary duty. There is no guarantee, however, that the policies and procedures adopted by the Adviser will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for both the Funds and other accounts, but may not be available in sufficient quantities for both the Funds and the other accounts to participate fully. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which the Funds will not participate in a transaction that is allocated among other accounts or the Funds may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by the Funds and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities by the Funds and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities. The Adviser will not necessarily purchase or sell the same securities at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of the Fund or the Adviser could have a detrimental effect on the price or amount of the securities available to the Funds from time to time.

As a result of regulations governing the ability of certain clients of the Adviser to invest side-by-side, it is possible that the Funds may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser. These limitations may limit the scope of investment opportunities that would otherwise be available to the Funds. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that the Funds may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser, for another account.

Conflicts of Interest Among Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them that are different from those taken by one or more client accounts.

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities at the same time or at the same prices.

Selection of Service Providers. Stone Ridge may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide Stone Ridge with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, Stone Ridge has received and may receive loans or other services from service providers to clients. Although such services are negotiated at arms length, they may pose potential conflicts of interest to Stone Ridge in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including, but not limited to, activities with third-party service providers and lenders, the Adviser and its related parties may engage in activities where the interests of the Adviser and its related parties or the interests of their clients may conflict with the interests of the shareholders of a Fund.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a Portfolio Manager differ among the accounts that he or she manages. If the structure of the Adviser’s management fee and/or a Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), a Portfolio Manager might be motivated to help certain accounts over others. In addition, a Portfolio Manager might be motivated to favor accounts in which he or she has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence a Portfolio Manager to lend preferential treatment to those accounts that could most significantly benefit a Portfolio Manager.

Investments in a Fund by the Adviser. The Adviser or its affiliates may purchase shares from a Fund from time to time, and may hold a material position in a Fund. The Adviser or its affiliates may face conflicting interests in determining whether, when and in what amount to redeem Fund shares. If the Adviser or its affiliate redeems a significant amount of Fund shares, this may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not otherwise do so.

Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for a Fund.

Portfolio Manager Compensation

As of October 31, 2017, Portfolio Managers receive a base salary and may also receive a bonus. Compensation of a Portfolio Manager is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the Portfolio Manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors and clients. As a firm focused on beta, the compensation of Portfolio Managers is not based upon the performance of client accounts that the Portfolio Manager manage. The Adviser reviews the compensation of each Portfolio Manager at least annually.

Portfolio Manager Securities Ownership

As of October 31, 2017, the Portfolio Managers beneficially owned the following shares of each Fund:

Dollar Range of Shares Beneficially Owned

Portfolio Manager	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	U.S. VRP Master Fund
Gabriel Comeau	$[ ] - $[ ]	$[ ] - $[ ]	$[ ] - $[ ]
Daniel Fleder	$[ ] - $[ ]	$[ ] - $[ ]	$[ ] - $[ ]
Robert Gutmann	$[ ] - $[ ]	$[ ] - $[ ]	$[ ] - $[ ]
Jason Lu	$[ ] - $[ ]	$[ ] - $[ ]	$[ ] - $[ ]
Ross Stevens	$[ ] - $[ ](1)	$[ ] - $[ ](1)	$[ ] - $[ ](2)

(1)	Beneficial ownership through the Adviser’s or its affiliates direct and indirect (through a Master Fund) investments in the Fund.
(2)	Beneficial ownership through the Adviser’s or its affiliates direct Fund investments.

Portfolio Manager	Developed Markets VRP Fund	Global Equity VRP Master Fund
Gabriel Comeau	$[ ] - $[ ]	$[ ] - $[ ]
Daniel Fleder	$[ ] - $[ ]	$[ ] - $[ ]
Robert Gutmann	$[ ] - $[ ]	$[ ] - $[ ]
Jason Lu	$[ ] - $[ ]	$[ ] - $[ ]
Ross Stevens	$[ ] - $[ ](1)	$[ ] - $[ ](2)

(1)	Beneficial ownership through the Adviser’s or its affiliates direct and indirect (through a Master Fund) investments in the Fund.
(2)	Beneficial ownership through the Adviser’s or its affiliates direct Fund investments.

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Funds are offered on a continuous basis through ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Trust, on behalf of the Funds. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Funds but shall not be obligated to sell any certain number of shares. The Distributor receives no compensation from the Funds for distribution of the Funds’ shares.

Distribution Plans Pursuant to Rule 12b-1

The Funds have adopted Rule 12b-1 plans for their Class M shares (the “Class M 12b-1 Plan”) and for their Class I shares (the “Class I 12b-1 Plan” and collectively the “12b-1 Plans”). The Class M 12b-1 Plan, among other things, permits the Class M share class to pay Rule 12b-1 fees to financial intermediaries through the Distributor at annual rates not exceeding 0.15% of the average daily net assets of the Class M share class, such fee to be calculated and accrued daily and paid monthly. No fees are charged pursuant to the Class I 12b-1 Plan. Pursuant to Rule 12b-1 under the 1940 Act, the 12b-1 Plans (together with the Distribution Agreement) were approved by the Board, including a majority of the Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the 12b-1 Plans or the Distribution Agreement. The Board believes that the 12b-1 Plans may benefit the Funds by increasing net sales of the Funds (or reducing net redemptions), or by providing additional shareholder services to Fund shareholders.

The table below reflects the 12b-1 fees incurred by the Funds’ Class M shares during the fiscal year ended October 31, 2017.

U.S. Large Cap VRP Fund	$	[	]
U.S. Small Cap VRP Fund	$	[	]
U.S. VRP Master Fund	$	[	]
Developed Markets VRP Fund	$	[	]
Global Equity VRP Master Fund	$	[	]

The tables below reflect the amounts each Fund’s Class M shares paid for the principal types of activities under its Class M 12b-1 Plan during the fiscal year ended October 31, 2017.

	U.S. Large Cap VRP Fund			U.S. Small Cap VRP Fund			U.S. VRP Master Fund
Advertising/Marketing	$	[	]	$	[	]	$	[	]
Printing/Postage	$	[	]	$	[	]	$	[	]
Payment to distributor	$	[	]	$	[	]	$	[	]
Payment to dealers	$	[	]	$	[	]	$	[	]
Compensation to sales personnel	$	[	]	$	[	]	$	[	]
Other	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

	Developed Markets VRP Fund			Global Equity VRP Master Fund
Advertising/Marketing	$	[	]	$	[	]
Printing/Postage	$	[	]	$	[	]
Payment to distributor	$	[	]	$	[	]
Payment to dealers	$	[	]	$	[	]
Compensation to sales personnel	$	[	]	$	[	]
Other	$	[	]	$	[	]
Total	$	[	]	$	[	]

The Class M 12b-1 Plan and the Class I 12b-1 Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Class M shares and the Class I shares, respectively, of the relevant Fund. The 12b-1 Plans may be amended by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Class M 12b-1 Plan or the Class I 12b-1 Plan that would materially increase the fees payable thereunder by the Class M shares or Class I shares, respectively, of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Board reviews quarterly a written report detailing the costs that have been incurred.

The 12b-1 Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the relevant class.

No Independent Trustee has any direct or indirect financial interest in the operation of the 12b-1 Plans. Except as disclosed in the Prospectus, no interested person of the Funds has any direct or indirect financial interest in the operation of the 12b-1 Plans except to the extent that the Distributor, the Adviser or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the 12b-1 Plans.

Other Service Providers

Administrator

The Trust has entered into an administration agreement with U.S. Bancorp Fund Services, LLC (the “Administrator”) pursuant to which the Administrator provides administrative services to the Funds. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds. In performing its duties and obligations under the administration agreement, the Administrator shall not be held liable except for a loss arising out of the Administrator’s refusal or failure to comply with the terms of the administration agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under the administration agreement.

U.S. Bancorp Fund Services, LLC also serves as fund accountant to the Funds under a separate agreement with the Trust and is responsible for calculating the Funds’ total NAV, total net income and NAV per share of the Funds on a daily basis.

The Funds paid the following administration and fund accounting fees to the Administrator during the most recent three fiscal years ended October 31.

	Fiscal Year Ended October 31, 2015	Fiscal Year Ended October 31, 2016	Fiscal Year Ended October 31, 2017
U.S. Large Cap VRP Fund	$239,805	$85,293	$[ ]
U.S. Small Cap VRP Fund	$70,459	$16,448	$[ ]
U.S. VRP Master Fund	$0	$0	$[ ]
Developed Markets VRP Fund	$56,770	$298,119	$[ ]
Global Equity VRP Master Fund(1)	$0	$0	$[ ]

(1)	Inception date of the Fund was November 14, 2014

Transfer Agent/Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the transfer agent for the Funds’ shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Custodian

U.S. Bank NA (the “Custodian”), located at 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, the Custodian receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to portfolio securities of the Funds. The Custodian also maintains certain accounts and records of the Funds.

Independent Registered Public Accounting Firm

[    ] serves as each Fund’s independent registered public accountant. [    ] provides audit services and assistance and consultation in connection with the review of Commission filings and certain tax compliance services. [    ] is located at [    ].

Counsel

Ropes & Gray LLP serves as counsel to the Funds, and is located at 800 Boylston Street, Boston, Massachusetts 02199.

TAX STATUS

The following discussion of U.S. federal income tax consequences of investment in a Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations and other applicable authority, as of the date of the preparation of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Funds

Each Fund has elected to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Code (a “RIC”). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund generally must, among other things:

(a)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)

diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above. In addition, if a Fund were to own 20% or more of the voting interests of a corporation, the Fund would be required to “look through” such corporation to its holdings and combine the appropriate percentage of such corporation’s assets with the Fund’s assets for purposes of satisfying the 25% diversification test described in (b)(ii) above.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% gross income test, described in (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” the Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities.

The Funds’ investment strategies will potentially be limited by their intention to qualify for treatment as regulated investment companies. The tax treatment of certain of the Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect a Fund’s ability to qualify for such treatment.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund generally will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, if any, and any net capital gain. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year), or late-year ordinary loss (generally, the sum of (i) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.

Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are received, except that a dividend declared and payable to shareholders of record in October, November or December and paid to shareholders the following January generally is deemed to have been paid by the Fund on the preceding December 31. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions of net short-term capital gain (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income, and shareholders will not be able to offset distributions of a Fund’s net short-term capital gains with capital losses that they recognize with respect to their other investments. As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses from any taxable year forward to subsequent taxable years without expiration to offset capital gains, if any, realized during such subsequent taxable years. A Fund’s capital loss carryforwards are reduced to the extent they offset the Fund’s current-year net realized capital gains, whether the Fund retains or distributes such gains. A Fund must apply such carryforwards first against gains of the same character. The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

“Qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC (as defined below).

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided both the shareholder and the Fund meet the holding period and other requirements described above. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is unclear whether or to what extent distributions from the Funds will constitute qualified dividend income.

If a Fund receives dividends from an Underlying Fund or another fund such as an ETF that qualifies as a regulated investment company (each, an “Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying RIC.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). It is unclear whether or to what extent distributions from the Funds will qualify for the dividends-received deduction.

If a Fund receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the Underlying RIC.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by such Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Dividends and distributions on shares of a Fund are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects either unrealized gains, or realized undistributed income or gains, which were therefore included in the price the shareholder paid. A Fund may be required to distribute realized income or gains regardless of whether its net asset value also reflects unrealized losses. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares.

Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of a Fund will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than 12 months. Otherwise, the gain or loss on a taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

If a Fund were to be deemed a “nonpublicly offered” RIC as described in “Expenses Subject to 2% “Floor” and Special Pass-Through Rules” below, depending on a shareholder’s percentage ownership in that Fund, a shareholder’s partial redemption of Fund shares could cause the shareholder to be treated as having received a distribution under Section 301 of the Code (“Section 301 distribution”) unless the redemption is treated as being either (i) “substantially disproportionate” with respect to such shareholder or (ii) otherwise “not essentially equivalent to a dividend” under the relevant rules of the Code. A Section 301 distribution is not treated as a sale or exchange giving rise to capital gain or loss, but rather is treated as a dividend to the extent supported by the Fund’s current and accumulated earnings and profits, with the excess treated as a return of capital reducing the shareholder’s tax basis in its Fund shares, and thereafter as capital gain. Where a redeeming shareholder is treated as receiving a dividend, there is a risk that other shareholders of the Fund whose percentage interests in the Fund increase as a result of such redemption will be treated as having received a taxable distribution from the Fund.

Upon the sale, exchange or redemption of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary, may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold, exchanged or redeemed. See “Tax Basis Information” below for more information.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

Due to the Funds’ options strategies, a substantial portion of a Fund’s income could consist of short-term capital gains, taxable to shareholders as ordinary income when distributed to them; such income will not constitute qualified dividend income or qualify for the dividends-received deduction.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. In either case, provided the tax treatment of an option transaction is not governed by Section 1256 of the Code (discussed further below), gain or loss arising in respect of a termination of the Fund’s obligation under the option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund on a single stock expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

It is possible that certain of a Fund’s options transactions, such as certain listed “non-equity options” as defined in Section 1256 of the Code—which include certain options written on equity indices—will be governed by Section 1256 of the Code. Such options, together with regulated futures contracts, are referred to as “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), foreign currencies and any of its other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund and cause adjustments in the holding periods of a Fund’s securities. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivative instruments and in foreign-currency denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid a Fund-level tax. If, in the alternative, a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Investments in Other Investment Companies

The investments by U.S. VRP Master Fund and Global VRP Master Fund of substantially all of their assets in Underlying RICs can affect the amount, timing and character of distributions to shareholders of such Funds relative to what those distributions otherwise might have been had the Funds invested directly in the securities owned by those Underlying RICs. For example, a Fund will not be able to offset losses realized by one Underlying RIC against gains realized by another Underlying RIC in that taxable year. The Fund will not benefit from such losses until and only to the extent that (i) the Underlying RIC that previously recognized the losses realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses (so as to offset distributions of capital gains from another Underlying RIC) when it disposes of shares of the Underlying RIC in a transaction qualifying for sale or exchange treatment. Moreover, even when such a Fund disposes of shares of an Underlying RIC, it will not be able to offset any capital loss from such disposition against its ordinary income (including distributions of any net short-term capital gain realized by another Underlying RIC), and part or all of such loss may be treated as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as short-term capital loss. If an Underlying RIC were to cease to qualify as a RIC, the value of a Fund’s investment in such Underlying RIC would be negatively affected.

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by a Fund at a loss and the Fund acquires additional shares of that same Underlying RIC within 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount and timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying RICs.

If a Fund were to own 20% or more of the voting interests of an Underlying RIC, subject to a safe harbor in respect of certain fund of funds arrangements, which may be available to many Funds, the Fund would be required to “look through” the Underlying RIC to its holdings and combine the appropriate percentage of the Underlying RIC’s assets with the Fund’s assets for purposes of satisfying the 25% diversification test described above.

Depending on a Fund’s percentage ownership in an Underlying RIC before and after a redemption of Underlying RIC shares, the Fund’s redemption of such shares may cause the Fund to be treated as receiving a Section 301 distribution (as described above under “Sale, Exchange or Redemption of Shares”) instead of being treated as realizing capital gain or loss on such shares. This could be the case where the Fund holds a significant interest in an Underlying RIC that is not a “nonpublicly offered” RIC and redeems only a small portion of such interest. Section 301 distribution treatment of a redemption by a Fund would affect the amount and character of income required to be distributed by the Fund.

Investment in the Subsidiary

The Subsidiary is a disregarded entity for U.S. federal tax purposes. As a result, for such purposes, (i) the Developed Markets VRP Fund is treated as owning the Subsidiary’s assets directly; (ii) any income, gain, loss, deduction and other tax items arising in respect of the Subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by the Developed Markets VRP Fund; and (iii) any distributions the Developed Markets VRP Fund receives from the Subsidiary will have no effect on the Developed Markets VRP Fund’s U.S. federal income tax liability.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies

A passive foreign investment company (a “PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which

(generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If a Fund indirectly invests in PFICs by virtue of the Fund’s investments in an Underlying RICs, such as an ETF, it may not make such PFIC elections; rather, the Underlying RICs directly investing in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Taxation

Income and proceeds received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at the close of a taxable year consist of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. For this purpose, “securities of foreign corporations” generally includes securities of foreign governments. In addition, a “qualifying fund of funds” (a RIC that invests at least 50% of its total assets in other RICs at the close of each quarter of its taxable year), will be permitted to make the same election in respect of qualifying foreign taxes paid in respect of eligible securities by such Fund and by Underlying RICs that themselves make such an election. In such cases, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund and, in the case of a qualifying fund of funds, paid by Underlying RICs. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit but not a deduction for such foreign taxes.

Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Original Issue Discount, Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of an inflation-indexed bond will be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market are treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period.

Higher-Risk Securities

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest. Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Non-U.S. Shareholders

In general, a Fund’s dividends are not subject to a U.S. withholding tax when paid to a shareholder that is not a “U.S. Person” within the meaning of the Code (such a shareholder, a “foreign shareholder”) to the extent properly reported by the Fund as (1) interest-related dividends or short-term capital gains dividends, each as defined below and subject to certain conditions described below, (2) Capital Gain Dividends or (3) distributions treated as a return of capital with respect to such foreign shareholder.

The exception to withholding for “interest-related dividends” generally applies with respect to distributions (other than distributions to a foreign shareholder (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”). The exception to withholding for “short-term capital gain dividends” generally applies with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution or (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by a Fund (“short-term capital gain dividends”). If a Fund invests in an Underlying RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. These exemptions from withholding will not be available to foreign shareholders of the Fund if it does not currently report its dividends as interest-related or short-term capital gain dividends. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends and short-term capital gain dividends (e.g., distributions attributable to dividends and foreign-source interest income) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Under U.S. federal tax law, a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends, interest-related dividends or short-term capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met. Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax.

If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisers.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or Form W-8BEN-E or substitute form). Foreign shareholders in a Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation. A beneficial holder of shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012. The Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, shareholder cost basis will be determined under the default method selected by the Funds. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax adviser, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund or its agent may be required to withhold under FATCA 30% of the distributions, other than distributions properly reported as Capital Gain Dividends, the Fund pays to shareholders and, on or after January 1, 2019, 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, foreign countries have implemented or are considering, and may implement, laws similar in purpose and scope to FATCA, as more fully described above.

Expenses Subject to 2% “Floor” and Special Pass-Through Rules

A Fund will not be considered to be a “publicly offered” RIC if it does not have at least 500 investors at all times during a taxable year, is not regularly traded on an established securities market, and its shares are not treated as continuously offered pursuant to a public offering. It is possible that a Fund will not be treated as a “publicly offered” RIC for one or more of its taxable years. Very generally, pursuant to Treasury Department regulations, expenses of a RIC that is not “publicly offered,” except those specific to its status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special “pass-through” rules. These expenses (which include direct and certain indirect advisory fees) are treated as additional dividends to certain Fund shareholders (generally including other RICs that are not “publicly offered,” individuals and entities that compute their taxable income in the same manner as an individual), and are deductible by those shareholders, subject to the 2% “floor” on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

For the U.S. VRP Master Fund and the Global Equity VRP Master Fund, most of the portfolio transactions of the Fund will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees. Investment decisions for the Funds are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities considered for investment by the Funds also may be appropriate for other accounts managed by the Adviser. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these other accounts is considered at or about the same time, transactions in such securities will generally be allocated among the Funds and other accounts in the manner described above under “Potential Conflicts of Interest – Allocation of Investment Opportunities” and “– Conflicts of Interest Among Strategies” above. When the Adviser determines that an investment opportunity is appropriate for a Fund and one or more other Funds and/or one or more other accounts, the Adviser will generally execute transactions for the Fund on an aggregated basis with the other Funds and/or the other accounts when the Adviser believes that to do so will allow it to obtain best execution and to negotiate more favorable commission rates or other transaction costs that might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is generally no stated commission in the case of securities traded on a principal basis in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by a Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which a Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting such purchases and sales, the Adviser seeks the most favorable price and execution of the Funds’ orders. In doing so, a Fund may pay higher commissions than the lowest available when the Adviser believes it is reasonable to do so. In seeking the most favorable price and execution, the Adviser, having in mind the Funds’ best interests, considers all factors it deems relevant, including, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “research and brokerage services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser may receive research and brokerage services from broker-dealers with which the Adviser places the Funds’ portfolio transactions. These research and brokerage services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities and services related to the execution of securities transactions. The advisory fees paid by the Funds are not reduced because the Adviser receives such research and brokerage services even though the receipt of such research and brokerage services relieves the Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Funds’ transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser in managing the Funds. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Funds, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser in managing such other clients. To the extent the Adviser uses such research and brokerage services, it will use them for the benefit of all clients, to the extent reasonably practicable. Currently, the Adviser does not direct portfolio transactions for the Funds to a particular broker-dealer because the broker dealer provides soft dollar benefits to the Adviser.

In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser makes a good faith determination that the commissions are reasonable in relation to the value of brokerage and research services provided, viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to all discretionary accounts.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the Commission, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

The Funds paid the following brokerage commissions during the most recent three fiscal years ended October 31.

	Fiscal Year Ended October 31, 2015	Fiscal Year Ended October 31, 2016	Fiscal Year Ended October 31, 2017

U.S. Large Cap VRP Fund	$72,873	$85,293	$[ ]
U.S. Small Cap VRP Fund	$16,993	$16.448	$[ ]
U.S. VRP Master Fund	$0	$0	$[ ]
Developed Markets VRP Fund	$249,698	$298,119	$[ ]
Global Equity VRP Master Fund(1)	$0	$0	$[ ]

(1)	Inception date of the Fund was November 14, 2014

Regular Broker Dealers. Each Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of their most recent fiscal year and state the value of such holdings. [None of the Funds acquired securities of their regular brokers or dealers or of their parents during the fiscal year ended October 31, 2017.]

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Additional series may be added in the future. The Trustees also have authorized the issuance of two classes of shares for each Fund, designated as Class I and Class M. Additional classes of shares may be authorized in the future.

The shares of each class of each Fund represent an equal proportionate interest in the net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, shareholders of each Class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust, however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

PURCHASES AND REDEMPTION OF SHARES

Each Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Funds do not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal year ended on October 31, 2017, as filed with the Commission on [    ] (File No. 811-22761) (the “Annual Report”), are incorporated into this SAI by reference. The financial statements included in the Annual Report have been audited by [    ], whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained at no charge by calling the Funds at (855) 609-3680.

APPENDIX A

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s and Standard & Poor’s.

Moody’s Ratings*

Aaa— Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative, or are subject to substantial credit risk.

B—Obligations rated B are considered speculative, or are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

*Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings*

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D—An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR—This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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APPENDIX B

STONE RIDGE ASSET MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

I.	Governing Standards

Stone Ridge Asset Management LLC (the “Adviser”) has adopted written proxy voting policies and guidelines (“the Proxy Policy”) as required under Rule 206(4)-6 (the “Rule”) of the Investment Advisers Act of 1940 (“Advisers Act”). In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, waivers and consents under applicable indentures. The Proxy Policy, which has been designed to ensure that Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures to mitigate conflicts of interests between clients and Adviser and its advisory affiliates1 when voting proxies.

II.	Policy

The Proxy Policy applies to those client accounts that contain voting securities and for which Adviser has been delegated the authority to vote client proxies. When voting proxies for client accounts, Adviser’s primary objective is to make voting decisions solely in the best interest on behalf of all clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or “Proxy Voting Service”) to assist it in researching, recordkeeping and voting of proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines, ISS’ U.S. Proxy Voting Summary Guidelines. These guidelines have been approved by Adviser, and though Adviser intends to vote consistent with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, Adviser may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities or other debt instruments, the Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

Adviser may determine not to vote a proxy for a debt or equity security if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual’s account portfolio or in the aggregate with all clients; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

1   A firm’s advisory affiliates are defined in this Policy to include: 1) all officers, partners, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the adviser; and 3) all current employees.

B-1

In addition, neither Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that Adviser is aware of a material vote on behalf of the mutual fund and Adviser has the ability to call back loans and is aware of the securities on loan by the custodian, Adviser may call back the loan and vote the proxy if time permits.

Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting. In fulfilling its obligations to clients, Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.

III.	Conflicts of Interest Procedures

For voting of securities, Adviser believes that application of the guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest since the guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the guidelines. As a general practice, Adviser will vote in accordance with the voting recommendation provided by the Proxy Voting Service. In the event that Adviser wishes to vote against the independent voting recommendation, Adviser requires Chief Compliance Officer (“CCO”) approval prior to a vote being cast.

For voting of fixed income securities, Adviser believes the potential for material conflicts of interest to arise between the interests of the client and the interests of Adviser is limited. However, there may be a potential for a conflict of interest which Adviser or its related persons or entities may be a named party to, or participating in a bankruptcy work-out or other similar committee with respect to the issuer. In such instances the portfolio manager must notify the CCO prior to casting any decision on behalf of clients.

Upon the identification or notice received by the CCO that there is a conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material conflict of interest, the CCO has final decision-making authority regarding Adviser’s course of action for the proxy. The CCO’s determination will be based on maximizing value for Adviser’s Clients.

IV.	Voting Guidelines

For accounts that invest in voting securities, Adviser has approved the ISS’ U.S. Proxy Voting Summary Guidelines. These guidelines are intended to provide a general overview of ISS’ United States Policy Guidelines by highlighting the key policies that ISS applies to companies listed in the United States. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors.

V.	Amendment

Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by Adviser management. Adviser will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. All reports and any other information filed with Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order. All records of Adviser’s proxy voting policies and voting activity are retained in accordance with Rule 204 2(C)(2) of the Advisers Act.

VI.	Information Available to Clients

If you require additional information on this policy or on how proxies were voted, please contact the CCO.

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PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)

Amended and Restated Certificate of Trust of Stone Ridge Trust (the “Registrant”), dated as of October 23, 2015, incorporated by reference to Exhibit (1)(d) filed with the Registrant’s Registration Statement on Form N-14, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on September 27, 2016.

	(2)

Third Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of January 24, 2017, incorporated by reference to Exhibit (a)(2) filed with the Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(b)

Bylaws of the Registrant, incorporated by reference to Exhibit (b) filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(c)		Not applicable.

(d)	(1)

Investment Management Agreement between Stone Ridge Asset Management LLC ( “Stone Ridge”) and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 11, 2013, incorporated by reference to Exhibit (d)(1) filed with the Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(2)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to Exhibit (d)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(3)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Variance Risk Premium Master Fund (formerly known as Stone Ridge U.S. Master Variance Risk Premium Fund), incorporated by reference to Exhibit (d)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(4)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, dated as of January 23, 2014, incorporated by reference to Exhibit (d)(4) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(5)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Variance Risk Premium Master Fund (formerly known as Stone Ridge International Master Variance Risk Premium Fund), dated as of September 19, 2013, incorporated by reference to Exhibit (d)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(6)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (d)(6) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(7)

Investment Management Agreement between Stone Ridge and the Registrant on behalf of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of January 24, 2017, incorporated by reference to Exhibit (d)(7) filed with the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(e)

Distribution Agreement between the Registrant and ALPS Distributors, Inc. (the “Distributor”), dated as of August 14, 2017, incorporated by reference to Exhibit (e) filed with the Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2017

(f)		Not applicable.

(g)		Amended and Restated Custody Agreement between the Registrant and U.S. Bank, National Association (the “Custodian”), filed herewith.

(h)	(1)	Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of the Fund, and U.S. Bancorp Fund Services, LLC (the “Administrator”), filed herewith.

	(2)	Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of the Fund, and U.S. Bancorp Fund Services, LLC, filed herewith.

	(3)	Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of the Fund, and U.S. Bancorp Fund Services, LLC, filed herewith.

	(4)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 24, 2017, incorporated by reference to Exhibit (h)(4) filed with the Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

	(5)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, dated as of January 24, 2017, incorporated by reference to Exhibit (h)(5) filed with the Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

	(6)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, dated as of January 24, 2017, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

	(7)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Variance Risk Premium Master Fund, dated as of January 24, 2017, incorporated by reference to Exhibit (h)(7) filed with the Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

	(8)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 24, 2017, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(i)	(1)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Large Cap Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, previously filed.

	(2)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Variance Risk Premium Master Fund, previously filed.

	(3)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, previously filed.

(4)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, previously filed.

	(5)	Opinion and consent of counsel for the Stone Ridge Global Equity Variance Risk Premium Master Fund, previously filed.

(6)

Opinion and consent of counsel for the Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, previously filed.

(j)		Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)		Not applicable.

(l)

Subscription Agreement for Seed Capital, incorporated by reference to Exhibit (l) filed with Registrant’s Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

(m)	(1)

First Amended and Restated Class I Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (m)(1) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(2)

Class I Rule 12b-1 Plan of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(3)

Second Amended and Restated Class M Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (m)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(4)

Class M Rule 12b-1 Plan of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(4) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(5)

Class I Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September 19, 2013, incorporated by reference to Exhibit (m)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(6)

Class M Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September 19, 2013, incorporated by reference to Exhibit (m)(6) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(7)

Class I Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(7) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(8)

Class M Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(8) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(9)

Rule 12b-1 Plan of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of January 24, 2017, incorporated by reference to Exhibit (m)(9) filed with the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(n)	(1)

First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (n)(1) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(2)

Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to Exhibit (n)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(3)

Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, incorporated by reference to Exhibit (n)(3) filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(4)

Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (n)(4) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(o)		Reserved.

(p)	(1)

Code of Ethics of Stone Ridge Trust, incorporated by reference to Exhibit (p)(1) filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(2)

Code of Ethics of Stone Ridge, incorporated by reference to Exhibit (p)(2) filed with the Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 15, 2016.

(q)

Power of Attorney of Stone Ridge Trust, incorporated by reference to Exhibit (q) filed with the Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 15, 2016.

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

The Registrant’s Third Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Stone Ridge Reinsurance Risk Premium Fund’s and Stone Ridge High Yield Reinsurance Risk Premium Fund’s First Amended and Restated Investment Management Agreement, the Stone Ridge U.S. Large Cap Variance Risk Premium Fund’s and Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge U.S. Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge International Developed Markets Variance Risk Premium Fund’s and Stone Ridge Emerging Markets Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge International Variance Risk Premium Master Fund’s Investment Management

Agreement, the Stone Ridge Global Equity Variance Risk Premium Master Fund’s Investment Management Agreement and the Elements U.S. Portfolio’s, Elements U.S. Small Cap Portfolio’s, Elements International Portfolio’s, Elements International Small Cap Portfolio’s and Elements Emerging Markets Portfolio’s Investment Management Agreement, each incorporated herein by reference, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

The Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Stone Ridge is a Delaware limited liability company that offers investment management services and is a registered investment adviser. Stone Ridge serves as investment adviser to the Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V, on behalf of each of their series. Stone Ridge’s offices are located at 510 Madison Avenue, 21st Floor, New York, NY 10022. Information as to the officers and directors of Stone Ridge is included in its current Form ADV (File No. 801-77228) filed with the SEC.

Item 32.	Principal Underwriter

(a)    ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Griffin Institutional Access Credit Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real

Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b)    To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name and Principal Business Address*	Position and Offices with ALPS Distributors, Inc.	Positions and Offices with Registrant
Edmund J. Burke	Director	None

Jeremy O. May	President, Director	None

Thomas A. Carter	Executive Vice President, Director	None

Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Randall D. Young**	Secretary	None

Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None

Douglas W. Fleming**	Assistant Treasurer	None

Steven Price	Senior Vice President, Chief Compliance Officer	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Mark Kiniry	Senior Vice President	None

Tison Cory	Vice President, Intermediary Operations	None

Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None

Hilary Quinn	Vice President	None

Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)    The following table sets forth the commissions and other compensation received, directly or indirectly, from the Portfolios during the last fiscal year by the principal underwriter who is not an affiliated person of the Portfolios.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
ALPS Distributors, Inc.	None	None	None	None

Item 33.	Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the Investment Company Act of 1940, as amended, are maintained at the offices, as applicable of: (1) the Registrant, (2) Stone Ridge, (3) the Registrant’s custodian and (4) the Registrant’s administrator.

1.	Stone Ridge Trust

510 Madison Avenue, 21st Floor

New York, NY 10022

2.	Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

3.	US Bank N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

4.	U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement of Stone Ridge Trust (related to Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Global Equity Variance Risk Premium Master Fund) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 19th day of December, 2017.

STONE RIDGE TRUST

By:	/s/ Patrick A. Kelly
Patrick A. Kelly, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Ross Stevens	Trustee, President (Principal Executive Officer)	December 19, 2017

/s/ Patrick A. Kelly Patrick A. Kelly	Treasurer (Principal Financial Officer)	December 19, 2017

* Daniel Charney	Trustee	December 19, 2017

* Jeffery Ekberg	Trustee	December 19, 2017

* Power of Attorney

*By:	/s/ Patrick A. Kelly
Patrick A. Kelly Attorney in Fact

INDEX TO EXHIBITS

(g)	Amended and Restated Custody Agreement

(h) (1)	Amended and Restated Fund Administration Servicing Agreement

(h) (2)	Amended and Restated Transfer Agent Servicing Agreement

(h) (3)	Amended and Restated Fund Accounting Servicing Agreement